AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.1%
Asset-Backed Securities — 6.1%
Automobiles — 2.6%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32	698	$706,669
Series 2024-A, Class D, 144A
6.315%	05/17/32	349	353,750
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	443	441,408
Series 2021-02, Class C
1.010%	01/19/27	2,688	2,649,467
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	10,176	9,990,376
Series 2021-02A, Class C, 144A
2.350%	02/20/28	6,200	5,872,349
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,900	2,905,715
Series 2023-03A, Class B, 144A
6.120%	02/22/28	8,100	8,233,537
Series 2023-04A, Class A, 144A
5.490%	06/20/29	33,500	34,248,032
Series 2023-08A, Class A, 144A
6.020%	02/20/30	11,800	12,315,275
Series 2024-01A, Class A, 144A
5.360%	06/20/30	10,500	10,716,524
Series 2024-01A, Class B, 144A
5.850%	06/20/30	1,250	1,274,049
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
5.440%(c)	12/26/31	923	925,620
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	12/26/31	156	156,887
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	1,998	1,998,302
CarMax Auto Owner Trust,
Series 2024-01, Class B
5.170%	08/15/29	335	338,519
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,282,340
Series 2024-03, Class A4
4.850%	01/15/30	530	536,905
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	626,431
Series 2024-A, Class B
5.350%	01/15/30	725	733,842
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	1,471	1,426,266
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30	1,300	1,305,121
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		1,460	$1,469,494
Series 2024-01, Class A3, 144A
5.160%	09/20/30		1,345	1,365,495
Series 2024-03, Class A3, 144A
4.980%	08/21/28		800	810,363
Series 2024-03, Class A4, 144A
5.060%	03/20/31		545	554,632
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		13,485	13,187,792
Series 2022-03A, Class C
5.300%	09/15/27		1,927	1,929,240
Series 2023-01A, Class D
6.690%	06/15/29		445	454,254
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,486,450
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26		1,905	1,908,480
Series 2024-A, Class A4
5.050%	06/15/27		555	558,033
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		2,910	2,855,016
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,474,674
Series 2021-02, Class C, 144A
2.110%	05/15/34		4,250	4,062,050
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,655	2,684,190
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	15,131,238
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32		1,199	1,213,438
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.494%(c)	05/20/32		1,519	1,533,323
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28		690	694,882
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		40	40,157
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,316,964
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28		735	739,098
Octane Receivables Trust,
Series 2023-03A, Class B, 144A
6.480%	07/20/29		755	770,413
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-03A, Class C, 144A
6.740%	08/20/29	255	$261,758
Series 2024-RVM01, Class A, 144A
5.010%	01/22/46	5,573	5,601,298
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,911	2,900,142
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	595,418
Series 2021-01A, Class C, 144A
1.420%	07/14/28	1,235	1,204,134
Series 2021-01A, Class D, 144A
1.620%	11/14/30	1,875	1,828,218
Series 2025-01A, Class A, 144A
5.360%	04/16/35	19,500	19,874,236
Series 2025-01A, Class B, 144A
5.560%	10/15/35	28,600	29,179,064
Series 2025-01A, Class C, 144A
5.760%	10/15/35	14,900	15,242,777
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	15	14,875
Series 2022-C, Class E, 144A
11.366%	12/15/32	164	165,913
Series 2023-B, Class B, 144A
5.640%	12/15/33	190	190,808
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	4,789	4,746,787
Series 2021-02, Class D
1.350%	07/15/27	1,203	1,195,610
Series 2021-04, Class E, 144A
4.030%	03/15/29	4,310	4,275,386
Series 2022-05, Class C
4.740%	10/16/28	1,000	998,934
Series 2022-06, Class C
4.960%	11/15/28	700	700,808
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,865,798
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,137,285
Series 2025-01, Class D
5.430%	03/17/31	18,500	18,723,684
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	810	812,180
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	780,763
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	7,223	7,258,646
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	605,894
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	309,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,670	$1,690,540
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	373,451
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,025,078
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	5,450	5,344,540
			292,180,168
Collateralized Loan Obligations — 0.3%
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
6.664%(c)	01/15/31	3,165	3,160,941
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
5.704%(c)	01/15/35	7,125	7,137,993
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.523%(c)	10/20/31	1,402	1,400,337
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.362%(c)	10/15/30	948	946,661
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.860%(c)	04/22/37	1,240	1,241,322
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.593%(c)	10/20/34	1,705	1,704,939
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.793%(c)	04/20/37	4,535	4,541,821
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.565%(c)	11/13/31	2,093	2,093,759
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.675%(c)	07/20/29	48	47,774
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	04/25/37	510	511,020
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	10/15/31	3,669	3,667,019

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	07/15/30		1,206	$1,204,991
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.630%(c)	01/25/34		5,140	5,141,440
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.493%(c)	01/20/32		711	710,674
				33,510,691
Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29		1,000	1,007,079
Series 2024-A, Class 1C, 144A
6.160%	02/15/29		1,000	1,007,554
Series 2024-A, Class 1D, 144A
6.890%	02/15/29		500	503,738
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	74	51,201
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59		1,100	1,115,351
Series 2024-01, Class A4, 144A
5.670%	06/25/59		2,493	2,524,386
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	193,522
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	4,318,980
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	9,081,749
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,823,037
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,849,983
Series 2023-01A, Class D, 144A
7.490%	06/14/38		2,600	2,787,867
Series 2023-02A, Class B, 144A
6.170%	09/15/36		16,700	17,293,318
Series 2023-02A, Class C, 144A
6.740%	09/15/36		4,000	4,176,052
Series 2023-02A, Class D, 144A
7.520%	09/15/36		5,705	5,983,730
Series 2024-01A, Class A, 144A
5.790%	05/14/41		14,600	15,198,991
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		5,908	5,841,515
				79,758,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Evergreen Credit Card Trust (Canada),
Series 2025-CRT05, Class C, 144A
5.530%	05/15/29	4,000	$4,034,959
Equipment — 0.1%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,035,983
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	680	684,504
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	703,463
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	890	893,697
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	211,320
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	720,366
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,372,211
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	724,911
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	7,180	7,033,528
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,499,046
			14,879,029
Home Equity Loans — 0.7%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	05/25/34	397	373,299
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.935%(c)	03/25/43	188	188,387
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.915%(c)	01/25/34	478	465,900
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	426	155,127
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.044%(c)	03/20/54	6,675	6,714,499
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.944%(c)	05/25/54	798	801,134
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.544%(c)	10/20/54	1,743	1,741,805

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.335%(c)	04/25/34	246	$241,402
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
5.155%(c)	07/25/34	45	43,671
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	08/25/33	315	324,239
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	2,883	2,899,207
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	7,986	8,090,316
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	15,218	15,463,192
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	2,117	2,124,062
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	3,167	3,185,378
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	6,206	6,261,823
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	18,165	18,074,750
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	14,907	14,984,802
			82,132,993
Other — 1.1%
CyrusOne Data Centers Issuer I LLC,
Series 2024-02A, Class A2, 144A
4.500%	05/20/49	3,790	3,648,670
Series 2024-03A, Class A2, 144A
4.650%	05/20/49	2,085	1,976,182
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A
5.380%	02/20/49	26,216	26,560,982
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	1,712	1,677,170
Series 2023-04C, Class A, 144A
6.480%	03/20/57	5,432	5,329,023
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	9,213	9,023,695
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41	8,500	8,101,574
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.069%(c)	12/25/27	24,400	24,557,631
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38		580	$556,263
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29		2,705	2,496,783
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		17,284	17,184,700
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.400%(c)	03/17/42		21,100	21,099,956
				122,212,629
Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.035%(c)	02/25/34		87	85,059
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.006%(c)	10/25/34		215	205,424
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.485%(c)	11/25/34		5	5,906
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		5	4,482
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.521%(c)	11/25/60	EUR	939	978,374
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.910%(c)	06/25/34		74	73,154
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.280%(c)	01/25/35		210	203,975
Pret LLC,
Series 2025-NPL02, Class A1, 144A
5.835%(cc)	03/25/55		14,851	14,857,264
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.417%(c)	09/25/34		764	790,773
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.854%(c)	03/15/26^	EUR	4,720	$3,802,460
				21,006,873
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		36	34,556
Student Loans — 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.790%(c)	06/25/47		6,429	6,400,613
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.940%(c)	06/25/47		2,193	2,185,030
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.140%(c)	06/25/47		853	848,815
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,281	2,065,370
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,671	1,603,722
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		65	64,712
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		232	218,986
Series 2020-GA, Class A, 144A
1.170%	09/16/69		348	322,223
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36		753	741,532
Series 2018-C, Class A2A, 144A
3.630%	11/15/35		588	579,580
Series 2020-A, Class A2A, 144A
2.230%	09/15/37		490	471,604
Series 2020-B, Class A1A, 144A
1.290%	07/15/53		640	601,023
Series 2021-A, Class APT1, 144A
1.070%	01/15/53		355	317,062
Series 2021-B, Class A, 144A
1.310%	07/17/51		2,078	1,932,860
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		10,333	10,432,260
Series 2024-D, Class A1A, 144A
5.380%	07/15/53		5,271	5,354,022
Series 2024-E, Class A1A, 144A
5.090%	10/16/56		4,340	4,373,754
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		2,465	2,367,635
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	4,262	$4,089,807
			44,970,610

Total Asset-Backed Securities (cost $687,159,930)			694,720,561
Commercial Mortgage-Backed Securities — 18.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	2,614,081
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	11,950	10,408,305
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.310%(cc)	05/15/49	2,355	2,302,997
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	13,010,214
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,869	1,809,955
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,286,207
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,635,422
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	12,621,837
Series 2019-BN18, Class A3
3.325%	05/15/62	2,005	1,887,428
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	8,712,193
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,600,447
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,069,011
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,798,340
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,546,067
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	24,219,018
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,547,711
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,647,334
Series 2022-BNK44, Class A5
5.744%(cc)	11/15/55	8,000	8,347,282
BANK5,
Series 2023-05YR2, Class A3
6.656%(cc)	07/15/56	25,000	26,305,907
Series 2023-05YR3, Class A3
6.724%(cc)	09/15/56	20,000	21,144,464
Series 2023-05YR4, Class A3
6.500%	12/15/56	18,438	19,377,731

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-05YR8, Class A3
5.884%	08/15/57	2,955	$3,077,684
BANK5 Trust,
Series 2025-05YR13, Class A3
5.753%(cc)	01/15/58	26,810	27,781,533
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,118,182
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	480,248
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	395,958
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,454,313
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	478,899
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.239%(c)	03/15/37	2,300	2,179,463
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.593%(c)	11/15/34	190	1,903
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,108,430
Series 2019-C04, Class A4
2.661%	08/15/52	8,770	8,133,576
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	930,688
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,955,700
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	27,534,188
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,260,802
Series 2022-C17, Class XB, IO
0.485%(cc)	09/15/55	55,770	2,184,383
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,811,634
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	24,588	25,347,231
Series 2024-05C27, Class A3
6.014%	07/15/57	20,300	21,139,444
Series 2025-05C33, Class A4
5.839%	03/15/58	53,390	55,491,783
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	4,249	4,106,457
Series 2018-B03, Class A4
3.761%	04/10/51	8,086	7,904,264
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,340,002
Series 2019-B10, Class A3
3.455%	03/15/62	2,277	2,170,195
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,708,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	$10,281,695
Series 2019-B14, Class A3
3.090%	12/15/62	950	902,981
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,466,640
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	8,540,946
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	15,412,205
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,711,299
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,263,871
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,528,078
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	25,428,242
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,058,241
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,570,569
Series 2023-B40, Class A2
6.930%	12/15/56	26,256	27,752,245
Series 2024-V06, Class XB, IO
0.735%(cc)	03/15/57	216,836	5,903,490
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	36,153,030
Series 2024-V12, Class A3
5.738%	12/15/57	22,670	23,457,046
Series 2025-V14, Class A4
5.660%	04/15/58	45,665	47,149,537
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.209%(c)	07/15/41	7,500	7,500,000
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
5.811%(c)	08/15/26	8,158	8,126,983
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.519%(c)	03/15/42	18,410	18,271,802
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,634,297
Series 2023-05C1, Class A3
6.534%(cc)	08/15/56	25,800	27,012,819
Series 2023-C06, Class A2
6.648%(cc)	09/15/56	32,846	34,595,174
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	21,036,804
Series 2024-05C3, Class A3
5.739%	02/15/57	11,365	11,679,115
Series 2024-05C5, Class A3
5.857%	02/15/57	4,980	5,139,713

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-05C6, Class A3
5.316%	09/15/57	6,905	$7,015,606
Series 2025-05C9, Class A3
5.779%	04/15/58	24,115	24,995,538
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
5.584%(c)	09/15/38	11,000	10,918,172
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.134%(c)	09/15/38	2,650	2,627,000
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.784%(c)	09/15/38	7,960	7,900,680
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	16,700	17,347,751
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	5,735,958
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
7.253%(c)	12/15/38	28,718	28,574,389
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
5.086%(c)	05/15/38	78	78,058
Series 2025-SPOT, Class B, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)
6.063%(c)	04/15/40	7,915	7,910,052
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)
6.363%(c)	04/15/40	10,405	10,398,496
BX Trust,
Series 2022-LBA06, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.919%(c)	01/15/39	4,260	4,246,688
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.019%(c)	01/15/39	22,900	22,828,438
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.019%(c)	01/15/39	9,900	9,760,643
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.469%(c)	02/15/35	28,760	28,400,500
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
5.463%(c)	03/15/30	33,140	32,974,648
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,533,854
Series 2019-CF02, Class A4
2.624%	11/15/52	18,581	17,093,176
Series 2019-CF02, Class A5
2.874%	11/15/52	347	315,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	$10,837,982
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	9,068,624
Series 2018-CD07, Class A3
4.013%	08/15/51	2,805	2,731,600
Series 2019-CD08, Class A3
2.657%	08/15/57	16,449	15,158,027
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
6.939%(c)	09/15/38	16,750	16,781,289
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,239	27,673,616
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,882,522
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	15,310,827
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	6,005,127
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,354	4,200,099
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A4
3.192%	04/10/48	2,485	2,447,870
Series 2015-GC31, Class A4
3.762%	06/10/48	5,084	5,054,746
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	25,012,537
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,827,430
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,289,413
Commercial Mortgage Trust,
Series 2015-CR22, Class A5
3.309%	03/10/48	859	856,831
Series 2015-CR25, Class A3
3.505%	08/10/48	9,117	9,093,934
Series 2015-CR26, Class A3
3.359%	10/10/48	1,778	1,771,897
Series 2015-CR26, Class A4
3.630%	10/10/48	16,667	16,545,801
Series 2015-LC23, Class A3
3.521%	10/10/48	28,060	27,914,758
Series 2015-LC23, Class A4
3.774%	10/10/48	6,766	6,710,511
Series 2015-PC01, Class A5
3.902%	07/10/50	71	70,559
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	18,484,427
Series 2016-CR28, Class A3
3.495%	02/10/49	3,413	3,389,933

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	$3,093,024
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
5.961%(c)	08/15/41	2,140	2,123,946
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,624,012
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,217,614
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,080,656
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,695,183
Series 2019-C15, Class A3
3.779%	03/15/52	5,979	5,804,843
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,262,738
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)
6.615%(c)	05/15/35	2,542	2,533,804
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,425	1,310,585
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	15,027,723
Series 2017-C06, Class A3
3.269%	06/10/50	781	756,651
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,593,097
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,326,847
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
7.101%(c)	11/15/38	7,741	7,699,866
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25	26,040	73,765
Series K055, Class X1, IO
1.326%(cc)	03/25/26	11,216	113,084
Series K057, Class A1
2.206%	06/25/25	1	596
Series K058, Class X1, IO
0.900%(cc)	08/25/26	183,933	1,828,180
Series K066, Class A2
3.117%	06/25/27	800	781,791
Series K068, Class A1
2.952%	02/25/27	58	57,574
Series K097, Class X1, IO
1.087%(cc)	07/25/29	39,866	1,568,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K098, Class X1, IO
1.138%(cc)	08/25/29	8,933	$376,891
Series K101, Class X1, IO
0.831%(cc)	10/25/29	372	11,872
Series K115, Class X1, IO
1.318%(cc)	06/25/30	51,466	2,910,505
Series K121, Class X1, IO
1.018%(cc)	10/25/30	238	10,618
Series K122, Class X1, IO
0.873%(cc)	11/25/30	15,137	600,217
Series K131, Class X1, IO
0.727%(cc)	07/25/31	162,048	6,171,921
Series K513, Class X1, IO
0.690%(cc)	12/25/28	116,991	2,795,790
Series K736, Class X1, IO
1.280%(cc)	07/25/26	713	8,996
Series K741, Class X1, IO
0.562%(cc)	12/25/27	1,986	25,414
Series KG03, Class X1, IO
1.370%(cc)	06/25/30	30,803	1,742,722
Series Q001, Class XA, IO
2.086%(cc)	02/25/32	7,786	496,371
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	988,730	1,824,602
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	1,265	1,221,242
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.534%(c)	10/15/36	876	865,115
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.600%)
6.184%(c)	05/15/26	2,185	1,948,129
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	194	192,784
Series 2015-GC34, Class A3
3.244%	10/10/48	7,392	7,351,754
Series 2015-GC34, Class A4
3.506%	10/10/48	8,500	8,397,862
Series 2015-GS01, Class A2
3.470%	11/10/48	10,799	10,720,436
Series 2016-GS03, Class A3
2.592%	10/10/49	7,690	7,502,837
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,654,813
Series 2017-GS06, Class A3
3.433%	05/10/50	250	241,569
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,268,372
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	15,063,390
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,301,819

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	$10,747,814
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	856,268
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class A, 144A
5.467%(cc)	01/13/40	14,340	14,589,156
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	12,312	12,188,383
Series 2016-C01, Class A4
3.311%	03/17/49	13,331	13,166,439
Series 2020-COR07, Class A2
2.215%	05/13/53	3,068	2,949,947
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	6,003,266
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,884,503
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,204	1,174,815
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,103,516
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,079	1,060,156
Series 2016-JP02, Class XB, IO
1.104%(cc)	08/15/49	14,440	164,054
Series 2016-JP03, Class A4
2.627%	08/15/49	3,325	3,238,599
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	6,750	3,307,501
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	510	160,191
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	41,426	38,940,440
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	13,988
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.920%(c)	03/15/42	8,980	8,912,650
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	9,442,505
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
7.034%(c)	04/15/38	9,760	9,735,600
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
6.930%(c)	01/15/39	5,379	5,331,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS
4.068%	12/15/47	265	$262,026
Series 2016-C29, Class A3
3.058%	05/15/49	209	206,038
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,834,476
Series 2025-05C1, Class A3
5.635%	03/15/30	30,880	31,844,929
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,727,965
Series 2016-UB12, Class A3
3.337%	12/15/49	1,257	1,227,789
Series 2016-UB12, Class A4
3.596%	12/15/49	4,848	4,705,987
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,192,873
Series 2017-H01, Class XB, IO
0.671%(cc)	06/15/50	175,741	2,035,819
Series 2017-HR02, Class A3
3.330%	12/15/50	7,303	7,021,772
Series 2019-H07, Class A3
3.005%	07/15/52	5,551	5,185,203
Series 2019-H07, Class A4
3.261%	07/15/52	161	151,708
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,471,907
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,597,876
Series 2021-L07, Class A4
2.322%	10/15/54	16,100	13,862,984
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
5.532%(c)	02/15/42	16,800	16,590,958
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)
6.211%(c)	02/15/42	8,060	7,993,740
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)
6.760%(c)	02/15/42	7,480	7,425,366
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	3,800	3,392,684
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.133%(c)	03/15/36	8,350	8,231,128
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
6.382%(c)	10/15/36	17,063	16,955,859
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	27,460	27,657,067

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
5.234%(c)	04/15/36		195	$194,122
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class C, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.010%(c)	03/15/35		4,110	4,084,287
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
5.711%(c)	05/15/39		3,150	3,134,250
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	223,962
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.230%(c)	08/17/31	GBP	236	304,446
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.580%(c)	08/17/31	GBP	12,932	16,600,610
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
0.900%(cc)	06/15/50		13,000	221,454
Series 2017-C02, Class A3
3.225%	08/15/50		1,785	1,739,189
Series 2017-C04, Class A3
3.301%	10/15/50		17,678	17,224,297
Series 2017-C07, Class A4
3.679%	12/15/50		255	247,771
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,800,577
Series 2018-C08, Class A4
3.983%	02/15/51		463	451,143
Series 2018-C12, Class A4
4.030%	08/15/51		7,918	7,771,863
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,457,392
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A3
3.452%	12/15/48		14,381	14,287,184
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,398	8,149,726
Series 2016-C35, Class A3
2.674%	07/15/48		3,540	3,460,145
Series 2016-C36, Class A3
2.807%	11/15/59		7,263	7,083,130
Series 2016-LC24, Class A3
2.684%	10/15/49		1,363	1,334,212
Series 2016-LC25, Class A4
3.640%	12/15/59		401	393,783
Series 2016-NXS06, Class A4
2.918%	11/15/49		15,000	14,572,128
Series 2017-C38, Class A4
3.190%	07/15/50		5,893	5,736,268
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	$1,296,886
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,937,987
Series 2017-C42, Class A4
3.589%	12/15/50	510	490,944
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,304,895
Series 2019-C49, Class A3
3.749%	03/15/52	7,633	7,554,187
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	12,001,833
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,121,456
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,613,881
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,806,124
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.634%(c)	05/15/31	695	690,704
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
8.934%(c)	05/15/31	8,900	8,756,939
Series 2024-01CHI, Class A, 144A
4.954%(cc)	07/15/35	15,600	15,664,210
Series 2025-05C3, Class A3
6.096%	01/15/58	49,150	51,526,216

Total Commercial Mortgage-Backed Securities (cost $2,031,229,107)			2,073,405,850
Corporate Bonds — 36.6%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,894,691
5.300%	03/26/34	1,210	1,224,260
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,468,665
3.250%	02/01/28	513	491,771
3.250%	02/01/35	6,220	5,111,291
3.375%	06/15/46	1,200	804,851
3.600%	05/01/34	1,500	1,289,183
3.625%	02/01/31	4,518	4,192,362
3.625%	03/01/48	913	622,647
3.750%	02/01/50	736	516,451
3.850%	11/01/48	685	485,522
3.900%	05/01/49	3,480	2,497,919
3.950%	08/01/59	3,995	2,720,369
5.040%	05/01/27	1,600	1,607,105
5.705%	05/01/40	6,032	5,863,154
5.930%	05/01/60	2,132	2,004,077
6.388%	05/01/31	70	74,590

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28(a)	342	$355,800
			34,224,708
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
6.200%	11/01/28	23,190	24,345,626
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,766	9,114,602
3.557%	08/15/27	1,208	1,178,063
4.390%	08/15/37	4,060	3,552,421
4.540%	08/15/47	478	380,339
4.742%	03/16/32	344	334,676
4.906%	04/02/30	260	260,239
6.343%	08/02/30	3,267	3,471,526
7.079%	08/02/43	1,000	1,090,872
7.081%	08/02/53	1,920	2,109,516
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,674,857
5.931%	02/02/29	5,953	6,199,125
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.125%	03/02/28	1,200	1,156,790
5.125%	02/15/30	5,041	5,141,476
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	6,196	6,227,579
7.000%	08/04/41	415	441,395
			66,679,102
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	295	285,061
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	369	366,808
4.750%	10/20/28	19,910	19,815,426
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,912	1,920,429
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	15,365	15,470,930
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,084	1,049,391
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	879	834,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	719	$675,787
			40,418,678
Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,043,670
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	9,560	8,561,376
4.950%	05/28/27	240	236,622
5.875%	11/07/29	14,200	14,049,277
6.798%	11/07/28	675	694,309
6.800%	05/12/28	620	636,831
7.122%	11/07/33	3,125	3,195,296
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,060	979,604
5.150%	04/01/38	1,875	1,695,874
6.600%	04/01/36	20	20,662
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	873,514
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	6,928,434
3.600%	06/21/30	3,200	2,929,981
4.900%	10/06/29	1,480	1,455,040
5.050%	04/04/28(a)	1,830	1,831,986
5.550%	07/15/29	1,490	1,502,865
5.800%	06/23/28	9,225	9,414,926
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,190	1,164,765
5.350%	03/19/29	655	662,843
5.400%	01/08/31	390	392,560
5.500%	03/30/26(a)	635	640,416
6.500%	01/16/29	11,855	12,442,356
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	124,353
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25	1,125	1,122,593
4.750%	11/13/28	1,555	1,535,786
4.950%	08/15/29	625	616,883
			76,752,822
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29	615	605,649
Banks — 13.1%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27(a)	11,600	11,860,702

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	18,100	$18,279,304
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	746,760
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	2,800	2,870,143
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	1,018,888
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30(a)	7,200	7,351,865
5.565%	01/17/30(a)	13,800	14,144,887
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	32,075,836
2.572%(ff)	10/20/32	200	172,495
2.687%(ff)	04/22/32	1,595	1,403,934
5.288%(ff)	04/25/34	10,195	10,240,857
5.819%(ff)	09/15/29(a)	3,058	3,169,415
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	19,685	16,916,447
2.496%(ff)	02/13/31(a)	48,784	43,796,316
3.194%(ff)	07/23/30	2,435	2,283,494
3.824%(ff)	01/20/28	2,725	2,690,516
4.078%(ff)	04/23/40	14,560	12,582,151
4.271%(ff)	07/23/29	1,152	1,138,348
5.015%(ff)	07/22/33(a)	3,695	3,679,216
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	35,915,189
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,237,953
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,848,795
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
6.474%(ff)	10/25/34	2,140	2,336,404
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27(a)	940	903,284
2.667%(ff)	03/10/32	10,210	8,876,534
4.837%(ff)	09/10/28	2,055	2,053,815
5.335%(ff)	09/10/35	21,160	20,577,370
5.501%(ff)	08/09/28	9,050	9,174,437
Sub. Notes
4.836%	05/09/28	1,090	1,082,697
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.675%(ff)	06/30/27	1,840	1,775,033
1.904%(ff)	09/30/28	5,100	4,741,356
2.159%(ff)	09/15/29	16,350	14,937,579
2.219%(ff)	06/09/26	2,685	2,671,694
2.871%(ff)	04/19/32	1,565	1,372,409
3.132%(ff)	01/20/33	3,610	3,145,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	7,930	$7,237,152
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	1,605	1,632,095
Sub. Notes, 144A
5.906%(ff)	11/19/35	9,000	8,876,083
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	1,170	1,121,027
5.876%(ff)	01/14/31	15,865	16,246,079
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	275,519
Sub. Notes, 144A, MTN
4.875%	04/01/26	365	364,768
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.208%(ff)	01/18/29	5,495	5,694,634
6.684%(ff)	09/13/27	16,830	17,306,255
6.840%(ff)	09/13/34(a)	2,455	2,663,301
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	15,200	15,676,256
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	12,139,728
2.572%(ff)	06/03/31	25,355	22,579,330
2.666%(ff)	01/29/31	34,015	30,670,747
2.976%(ff)	11/05/30(a)	6,450	5,938,056
3.057%(ff)	01/25/33	4,240	3,711,457
3.668%(ff)	07/24/28	675	659,954
3.700%	01/12/26	655	651,011
3.785%(ff)	03/17/33	2,210	2,021,222
3.887%(ff)	01/10/28	2,335	2,307,094
3.980%(ff)	03/20/30	15,620	15,129,508
Sub. Notes
4.450%	09/29/27	590	586,874
4.600%	03/09/26	1,105	1,104,147
5.827%(ff)	02/13/35	2,335	2,320,479
6.020%(ff)	01/24/36	40,565	40,894,060
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29(a)	26,060	26,281,705
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,870,943
5.862%(ff)	01/09/36	9,550	9,761,148
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	1,645	1,619,287
5.705%(ff)	03/01/30	1,370	1,408,071
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	16,605	16,722,705
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,156,832
4.999%(ff)	09/11/30	925	920,413
5.373%(ff)	01/10/29	6,645	6,712,551

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.720%(ff)	01/18/29	4,515	$4,718,255
Sr. Non-Preferred Notes, SOFR + 1.219%
5.578%(c)	11/16/27	2,560	2,571,520
Sub. Notes
3.729%(ff)	01/14/32	965	864,505
3.742%(ff)	01/07/33	6,345	5,564,292
7.079%(ff)	02/10/34	12,536	13,168,279
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,944,289
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33	390	366,633
4.895%(ff)	09/06/30(a)	230	229,443
5.631%(ff)	01/29/32	625	639,286
6.339%(ff)	07/27/29	5,475	5,715,856
6.361%(ff)	10/27/28	350	363,594
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,479,023
1.992%(ff)	01/27/32	11,456	9,703,144
2.383%(ff)	07/21/32	50,770	43,473,903
2.600%	02/07/30	2,695	2,440,540
2.615%(ff)	04/22/32	5,603	4,889,912
2.650%(ff)	10/21/32	3,260	2,817,104
3.500%	04/01/25(a)	435	435,000
3.615%(ff)	03/15/28	2,295	2,251,647
3.691%(ff)	06/05/28	3,110	3,049,342
3.750%	02/25/26(a)	1,335	1,327,419
3.814%(ff)	04/23/29	77,785	75,944,565
3.850%	01/26/27(a)	3,205	3,173,645
4.017%(ff)	10/31/38	7,432	6,369,149
4.223%(ff)	05/01/29	13,345	13,159,267
4.692%(ff)	10/23/30	1,905	1,892,775
5.016%(ff)	10/23/35	2,035	1,979,072
Sub. Notes
6.750%	10/01/37	540	583,803
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)(a)	200	195,750
4.700%(ff)	03/09/31(oo)	341	303,490
Sr. Unsec’d. Notes
5.887%(ff)	08/14/27	455	461,846
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,488,272
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	679,820
5.335%(ff)	03/19/30(a)	4,460	4,533,360
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(oo)	565	567,817
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	52,803,083
2.069%(ff)	06/01/29(a)	8,300	7,683,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.522%(ff)	04/22/31	5,865	$5,260,255
2.545%(ff)	11/08/32	1,806	1,562,145
2.580%(ff)	04/22/32	9,460	8,310,694
2.739%(ff)	10/15/30	2,659	2,440,293
2.963%(ff)	01/25/33	450	397,341
3.509%(ff)	01/23/29	87	84,521
3.782%(ff)	02/01/28	1,715	1,691,574
3.960%(ff)	01/29/27	545	542,253
4.005%(ff)	04/23/29	4,554	4,474,912
4.203%(ff)	07/23/29	5,510	5,435,956
4.603%(ff)	10/22/30	1,900	1,885,734
4.946%(ff)	10/22/35	1,365	1,336,094
5.040%(ff)	01/23/28	1,140	1,149,731
5.581%(ff)	04/22/30	290	299,091
5.766%(ff)	04/22/35	1,730	1,796,760
6.087%(ff)	10/23/29	63,240	66,190,698
Sub. Notes
2.956%(ff)	05/13/31	2,930	2,660,804
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	215	217,763
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	231,113
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	18,574,937
5.778%(ff)	07/06/29	10,110	10,420,898
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	2,990	3,030,419
5.173%(ff)	01/16/30	1,795	1,818,599
6.407%(ff)	11/01/29	25,020	26,396,846
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,512,405
2.699%(ff)	01/22/31	78,795	71,437,025
3.772%(ff)	01/24/29	1,220	1,192,963
3.875%	01/27/26	1,285	1,278,457
4.431%(ff)	01/23/30	7,195	7,102,217
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	19,265	16,114,381
1.928%(ff)	04/28/32	21,740	18,203,360
2.511%(ff)	10/20/32	2,950	2,531,317
2.943%(ff)	01/21/33	6,530	5,723,510
3.125%	07/27/26	2,760	2,712,349
3.591%(cc)	07/22/28	695	677,374
5.250%(ff)	04/21/34	12,880	12,875,577
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)	585	592,766
6.875%(ff)	10/20/34	1,890	2,089,553
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35(a)	3,000	3,066,639

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28(a)	9,080	$8,737,684
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	1,350	1,317,960
2.889%(ff)	06/09/32	1,245	1,077,848
3.337%(ff)	01/21/33	6,695	5,808,685
5.519%(ff)	01/19/28(a)	1,503	1,516,378
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	52,570	53,158,190
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,225	1,193,664
6.228%(ff)	01/21/36	3,130	3,249,660
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	458,000
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	9,640	10,376,171
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	8,185,325
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30	770	785,037
5.678%(ff)	01/23/35	3,310	3,383,007
5.850%(ff)	10/21/33	345	357,218
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)(a)	477	409,027
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,400	1,361,500
1.364%(ff)	01/30/27	1,330	1,294,094
2.193%(ff)	06/05/26	9,100	9,058,605
2.746%(ff)	02/11/33	990	845,381
3.091%(ff)	05/14/32	2,705	2,410,831
3.126%(ff)	08/13/30	2,615	2,428,255
6.246%(ff)	09/22/29	205	214,134
6.537%(ff)	08/12/33	1,175	1,257,250
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	555	548,752
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	377,842
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	10,000,662
6.491%(ff)	10/23/34	29,940	32,305,578
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	25,050	23,899,797
2.572%(ff)	02/11/31	28,043	25,283,930
2.879%(ff)	10/30/30	27,055	24,934,049
3.350%(ff)	03/02/33	3,235	2,900,825
4.611%(ff)	04/25/53	2,040	1,731,518
5.198%(ff)	01/23/30	2,350	2,389,289
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.557%(ff)	07/25/34	29,185	$29,670,741
			1,492,411,044
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	2,175	2,174,294
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	268,520
			2,442,814
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.375%	02/21/50	2,025	1,419,624
5.600%	03/02/43	4,545	4,504,721
5.650%	03/02/53	2,820	2,765,410
			8,689,755
Building Materials — 0.2%
CEMEX Materials LLC (Mexico),
Gtd. Notes
7.700%	07/21/25	2,100	2,119,908
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30(a)	13,950	14,112,575
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	769,428
5.700%	06/15/34(a)	1,010	1,037,361
5.950%	06/15/54(a)	1,025	1,025,552
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	221,274
			19,286,098
Chemicals — 0.7%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	4,290,715
4.500%	01/31/30	2,430	2,076,314
8.500%	01/12/31	7,395	7,406,092
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,659,701
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	3,261	3,362,674
5.419%	11/15/48	650	654,025
EQUATE Petrochemical Co. KSC (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,051	1,039,208

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33		10,555	$10,445,150
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29		1,622	1,554,134
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		10,100	7,452,196
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30		9,592	8,740,755
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31(a)		1,379	1,223,863
4.500%	10/22/25		479	476,605
5.125%	06/23/51		419	318,792
6.750%	05/02/34		6,856	7,035,970
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		1,311	1,260,644
2.875%	05/11/31(a)		1,242	1,031,947
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		1,783	1,722,111
6.500%	09/27/28		1,030	986,977
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,780	1,723,894
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,564,937
4.750%	06/01/28		830	820,779
				76,847,483
Commercial Services — 0.7%
Brown University,
Bonds, Series A
2.924%	09/01/50(a)		10,165	6,793,550
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	105,750
4.700%	11/01/2111		220	181,069
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,687,001
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,487,890
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,770,901
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,209,103
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	12,861	$12,653,179
3.800%	11/01/25	3,545	3,526,354
4.900%	05/01/33	1,750	1,726,574
7.000%	10/15/37	2,200	2,503,936
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	170,598
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	266	241,142
2.900%	11/15/31	78	68,280
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	485,847
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,310	1,019,849
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)	4,103	2,905,540
3.959%	07/01/38	75	68,682
4.678%	07/01/2114	804	684,797
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,090,089
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	742,919
3.150%	07/15/46	1,030	747,810
3.300%	07/15/56	120	83,622
3.619%	10/01/37	35	30,696
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	15,707,082
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	65,478
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	61,249
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	46,187
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	781,844
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,262,931
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	514,437
2.402%	04/15/50	6,500	3,909,850
			80,334,236

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33		905	$906,176
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		2,425	2,085,034
4.375%	05/15/30		9,500	9,220,198
				12,211,408
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32		250	229,907
Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		700	677,607
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27(a)		200	195,206
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27		405	398,524
5.468%(ff)	02/01/29		4,145	4,212,209
5.700%(ff)	02/01/30		398	406,460
6.051%(ff)	02/01/35(a)		1,095	1,117,562
7.624%(ff)	10/30/31		14,995	16,685,465
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)		372	367,989
Sr. Unsec’d. Notes, SOFR Index + 1.050%
5.410%(c)	03/03/27		5,760	5,812,691
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		205	166,726
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		5,035	4,255,287
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31(a)		327	286,154
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,439,322
2.710%	01/22/29(a)		7,920	7,337,007
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34		6,800	6,947,642
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		1,900	1,796,184
6.150%	12/06/28		200	207,556
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30(a)		250	236,340
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,161,561
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
3.350%	05/16/31	400	$361,320
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	49	47,479
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	4,089	3,954,936
			58,071,227
Electric — 2.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	1,575	1,136,937
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	88,365
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	975	804,693
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29(a)	855	869,162
5.950%	11/01/32(a)	131	137,333
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	775	710,884
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50(a)	2,250	1,595,047
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52	200	196,176
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	463,808
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35	890	887,953
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,510	1,419,937
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,829,040
Gtd. Notes, 144A
3.348%	02/09/31	2,663	2,270,207
3.875%	07/26/33	244	200,812
4.688%	05/15/29	7,063	6,761,127
5.700%	01/24/30	670	654,979
6.450%	01/24/35	2,590	2,492,875
Sr. Unsec’d. Notes
5.000%	09/29/36	2,391	2,124,157
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	365,673
4.000%	03/01/48	775	607,826

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.350%	11/15/45	1,080	$908,137
6.450%	01/15/38	715	780,609
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	790,476
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	935	960,102
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	395,564
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	380	382,282
5.100%	03/01/29	2,730	2,764,161
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,423,102
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,348,942
5.000%	08/15/52	1,760	1,535,092
6.100%	09/15/53	1,252	1,271,532
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,358,725
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,554,852
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	517,766
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	845	843,340
6.950%	11/15/29(a)	360	374,038
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	289,037
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	828,778
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,097,610
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	2,914,528
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	291,353
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28(a)	1,773	1,828,406
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	13,473	13,894,031
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	9,087,115
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	$734,269
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,505	1,565,606
Exelon Corp.,
Sr. Unsec’d. Notes
5.625%	06/15/35	950	968,652
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,718	1,547,316
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	319	277,905
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,994	1,702,861
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,144,130
5.150%	03/30/26	2,450	2,464,247
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes
4.550%	01/15/30	410	404,844
5.000%	01/15/35(a)	645	632,175
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	130	126,635
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33(a)	6,430	6,507,906
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,110	2,094,475
5.250%	03/15/34	1,325	1,338,419
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	381,255
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54(a)	645	641,761
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,672,239
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	2,017,774
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	267,771
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,302	1,280,830
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	800	821,563

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40(a)		697	$694,222
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54		1,085	1,053,174
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,515	1,129,163
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		3,164	3,097,743
2.450%	12/02/27		2,625	2,461,575
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26		850	845,512
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50		705	499,215
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	950,538
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)		926	868,272
2.500%	02/01/31		2,075	1,784,174
3.000%	06/15/28		152	142,867
3.300%	12/01/27		360	345,259
3.300%	08/01/40		469	344,067
3.500%	08/01/50		2,525	1,675,880
3.950%	12/01/47		3,650	2,663,754
4.250%	03/15/46		900	700,895
4.500%	07/01/40		7,355	6,241,524
4.750%	02/15/44		13,195	10,965,097
4.950%	07/01/50		6,775	5,649,227
5.900%	06/15/32		340	346,502
6.400%	06/15/33		2,600	2,716,948
6.950%	03/15/34		1,105	1,196,659
PacifiCorp,
First Mortgage
3.300%	03/15/51		2,500	1,636,695
4.100%	02/01/42		2,239	1,807,200
4.125%	01/15/49		6,000	4,626,333
4.150%	02/15/50		8,310	6,409,207
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28		4,195	4,415,940
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,608,138
First Ref. Mortgage
4.800%	10/15/43		910	821,127
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	734,595
4.875%	07/17/49		200	160,625
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	$2,199,048
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,425,606
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	299,331
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	5,851,821
Sr. Unsec’d. Notes
3.400%	02/01/28		405	391,295
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31		515	521,601
First Ref. Mortgage
3.900%	12/01/41		1,492	1,134,577
4.000%	04/01/47		6,075	4,522,492
4.650%	10/01/43		1,320	1,106,349
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		3,160	3,167,420
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	324,547
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	6,219,964
6.000%	04/15/34		680	690,426
6.950%	10/15/33(a)		855	919,918
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,160	2,015,436
				222,031,160
Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	7,159,691
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	431,274
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		4,536	4,329,068
4.250%	10/31/26		2,251	2,211,382
5.500%	10/31/46		1,883	1,540,294
5.500%	07/31/47		20,583	16,916,756
Sitios Latinoamerica SAB de CV (Brazil),
Gtd. Notes
5.375%	04/04/32(a)		1,050	1,004,062
				26,432,836

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.3%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	$274,381
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	14,644	11,705,104
5.141%	03/15/52	31,810	23,186,577
			35,166,062
Foods — 0.4%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	440	434,658
6.400%	01/15/34	450	478,368
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	3,485	2,993,684
3.625%	01/15/32	225	200,750
5.125%	02/01/28	2,700	2,727,327
5.750%	04/01/33	73	74,093
6.750%	03/15/34	13,741	14,843,666
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42(a)	2,032	1,847,537
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	664,485
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32	4,070	4,088,346
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,324,456
4.250%	04/15/31	8,245	7,755,691
6.250%	07/01/33	6,570	6,810,837
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31	765	658,483
			46,902,381
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,239,400
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,453,335
			2,692,735
Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	619,817
6.119%	07/20/53(a)	690	701,553
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	414,069
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	$135,586
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	169,517
5.250%	03/30/28		410	417,078
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,989,927
				4,447,547
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		5,930	5,977,219
6.050%	04/15/28		74	75,828
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50		1,029	589,262
				6,642,309
Healthcare-Products — 0.1%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		200	179,997
2.750%	09/23/26		200	194,828
5.375%	12/06/32		200	203,231
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29		1,845	1,882,010
5.600%	03/23/34		2,100	2,130,382
5.900%	04/30/54(a)		1,960	1,937,811
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	457,427
				6,985,686
Healthcare-Services — 1.6%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	867,640
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	75,656
4.272%	08/15/48		1,320	1,120,502
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,296,907
3.008%	06/15/50		2,445	1,632,759
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	863,989
6.750%	12/15/37		2,170	2,334,749
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	255,640

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	745	$683,862
3.106%	11/15/39	2,480	1,946,052
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	1,411	1,100,282
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)	1,190	1,026,472
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	6,895	6,032,541
4.250%	12/15/27	445	434,505
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	590	492,585
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,606,142
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	357,011
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53	980	879,077
5.950%	12/15/34	5,100	5,375,857
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	2,960,285
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	860	731,604
4.125%	06/15/29	93	90,319
4.375%	03/15/42	447	369,108
4.500%	02/15/27	10,265	10,230,957
5.450%	09/15/34	950	940,432
5.625%	09/01/28	42	42,959
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30(a)	12,560	11,139,282
5.200%	06/15/29	760	773,148
5.450%	06/15/34	965	978,948
5.875%	06/15/54	1,995	1,958,483
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	1,460	1,451,898
5.375%	04/15/31	1,780	1,793,528
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	555	572,466
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	865,905
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,580	1,647,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	$3,142,059
Gtd. Notes, Series 2019
3.266%	11/01/49	80	55,700
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	692,230
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,226,144
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,425,372
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50(a)	4,415	2,906,056
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,060,205
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	655,446
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,555,067
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,426,537
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	166,263
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,626,837
5.475%	10/01/35	9,995	10,188,480
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	128,221
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	1,337,504
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,902,420
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	868,316
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	19,291,497
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	2,686	2,387,117
5.750%	01/30/40	1,126	1,125,010
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	7,294	7,348,199

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	$296,956
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	164,922
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,228,320
3.050%	05/15/41	740	544,684
5.000%	04/15/34	2,590	2,575,853
5.050%	04/15/53	3,054	2,758,271
5.200%	04/15/63	33,730	30,410,317
5.875%	02/15/53	2,765	2,798,614
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,811,074
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	275,543
			179,308,338
Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	380	364,638
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35	1,080	1,057,666
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	204,817
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	860,054
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,098,205
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
6.750%	02/15/54	2,300	2,543,257
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	407,272
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	990	990,136
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,420	2,339,959
3.900%	04/05/32	834	770,568
4.350%	04/05/42	27	22,590
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	385	391,379
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	$1,956,631
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	15,976,317
4.850%	04/17/28		2,983	2,987,633
5.625%	08/16/32		2,062	2,096,317
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	26,074,952
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	761,738
7.000%	06/15/40		1,625	1,827,111
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,004,841
5.000%	03/30/43		250	224,489
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	71,659
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	565,358
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,617,547
6.850%	12/16/39		84	95,330
				67,310,464
Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		535	524,283
5.600%	05/15/53		2,970	2,993,078
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		200	181,937
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29		2,023	1,988,070
Sr. Unsec’d. Notes
4.300%	01/15/30		2,225	2,187,752
4.800%	09/15/34(a)		735	715,629
5.350%	09/15/54(a)		1,440	1,347,876
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	5,136,929
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	6,348,769
				21,424,323

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	2,215	$2,136,783
5.125%	02/14/53	3,670	3,129,478
			5,266,261
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	135	123,668
3.450%	04/15/30	805	755,113
			878,781
Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	1,779,592
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,130	1,108,402
5.900%	06/01/27	425	431,818
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	2,150	2,161,648
5.450%	09/15/26	7,660	7,747,210
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,595,339
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	1,065	1,063,669
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	1,026,615
			16,914,293
Machinery-Diversified — 0.3%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	485	491,172
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,910,153
5.500%	01/12/29(a)	9,205	9,452,924
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	84,377
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,442,917
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	920	941,008
5.450%	06/15/34(a)	750	760,909
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,203,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	$1,347,550
			30,634,856
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29(a)	1,025	922,618
2.300%	02/01/32(a)	3,719	3,010,620
3.500%	06/01/41	6,060	4,200,071
3.900%	06/01/52	7,926	5,125,042
4.800%	03/01/50	300	226,068
5.050%	03/30/29(a)	7,445	7,402,028
5.250%	04/01/53	319	257,314
5.375%	04/01/38	2,850	2,567,002
5.375%	05/01/47	1,805	1,492,095
6.384%	10/23/35	175	176,986
6.484%	10/23/45	3,533	3,346,063
6.650%	02/01/34(a)	2,300	2,384,038
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	4,129,395
3.900%	03/01/38	1,040	892,882
5.500%	05/15/64	19,010	17,796,128
5.650%	06/01/54(a)	3,340	3,271,968
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28(a)	2,495	2,554,458
5.450%	09/01/34	837	816,981
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,637,684
			64,209,441
Mining — 1.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	369,690
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	4,931,214
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	14,490	14,875,460
5.250%	09/08/33	15,000	15,158,322
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	495,000
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31(a)	200	183,000
6.300%	09/08/53	2,395	2,371,050
6.440%	01/26/36	1,270	1,318,260
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,057	2,999,712

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	2,175	$2,134,240
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30	796	768,375
4.375%	08/01/28	785	774,568
4.625%	08/01/30	297	290,428
5.000%	09/01/27	181	181,154
5.450%	03/15/43	785	737,274
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	920,158
Sr. Unsec’d. Notes
6.250%	07/15/33	48,540	51,035,713
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	7,741	6,846,967
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	4,619	4,333,125
5.350%	03/15/34	12,640	12,762,607
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	4,020,374
			127,506,691
Miscellaneous Manufacturing — 0.1%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	8,010	7,141,052
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	4,749,757
			11,890,809
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,295	1,317,818
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	678,710
			1,996,528
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.100%	03/01/30	5,500	5,495,523
Oil & Gas — 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	16,405	14,426,715
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	10,000	9,443,739
5.600%	06/13/28	7,125	7,276,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)(a)	12,372	$12,294,675
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,084,400
6.450%	06/30/33	2,760	2,916,511
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	247,009
5.250%	06/15/37	5,941	5,702,093
5.400%	06/15/47	693	616,347
6.750%	11/15/39	542	582,911
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	153,813
4.300%	11/15/44	580	486,431
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	405	396,877
Gtd. Notes, 144A
2.268%	11/15/26	745	714,724
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,910	2,712,939
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	25,933,816
5.150%	01/30/30	660	669,499
5.400%	04/18/34	2,953	2,946,953
5.750%	04/18/54	1,240	1,167,429
5.900%	04/18/64	1,295	1,215,768
6.250%	03/15/33(a)	28,411	30,014,208
6.250%	03/15/53	985	987,021
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	269	223,943
6.875%	04/29/30	3,849	3,805,891
7.750%	02/01/32	5,185	5,076,115
8.625%	01/19/29	11,055	11,740,410
8.875%	01/13/33	6,400	6,590,400
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.875%	03/30/31	140	128,625
Energean PLC (Israel),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27	278	273,344
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	305	229,788
7.150%	11/15/25(a)	846	859,841
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	1,139	1,078,699
5.375%	03/15/30	600	596,244

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	$337,000
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	198,044
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	16,543,030
4.750%	09/15/44		136	114,084
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	10/01/34		880	860,871
6.050%	10/01/54		770	722,547
6.125%	01/01/31		1,606	1,652,415
6.375%	09/01/28(a)		540	560,054
6.625%	09/01/30		365	383,727
7.500%	05/01/31		2,199	2,423,963
8.875%	07/15/30		2,905	3,327,044
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	203,884
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	5,008,864
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		994	920,941
5.950%	01/28/31(a)		5,126	4,341,466
6.490%	01/23/27		2,123	2,076,612
6.500%	03/13/27(a)		8,317	8,099,926
6.500%	01/23/29(a)		2,335	2,194,083
6.625%	06/15/35		134	106,865
6.700%	02/16/32		3,400	2,983,160
6.840%	01/23/30		5,728	5,223,363
10.000%	02/07/33		480	498,648
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	7,401	7,582,559
Gtd. Notes, MTN
8.750%	06/02/29		1,706	1,697,299
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,470,462
2.150%	01/15/31		6,545	5,705,948
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	176,688
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		19,302	17,537,201
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	07/17/54		1,630	1,534,221
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		650	675,903
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	$189,728
6.800%	05/15/38	753	813,150
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	1,026,350
			251,783,406
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,304,327
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28(a)	9,455	9,641,888
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	13,010	11,413,915
4.250%	11/21/49	3,705	3,071,555
4.500%	05/14/35	2,544	2,439,727
4.700%	05/14/45	1,875	1,690,195
4.875%	11/14/48	2,900	2,651,093
5.050%	03/15/34	2,685	2,704,382
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	2,830	2,851,559
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	2,440	2,425,428
4.375%	12/15/28	20,000	19,477,182
4.625%	06/25/38	345	297,401
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30(a)	1,235	1,291,677
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	3,660	3,338,907
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	16,049	14,982,451
5.050%	03/25/48	5,270	4,496,691
5.125%	07/20/45	95	82,850
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	2,885	2,851,875
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,837,038
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.340%	05/19/63	2,035	1,888,175

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	$554,483
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,386,554
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	19,227	13,968,496
			99,701,634
Pipelines — 3.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	2,435	2,218,296
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	520	506,744
5.750%	08/15/34	2,840	2,882,171
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	800	791,557
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,490,049
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,970	1,964,963
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	25,200,851
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,363,144
5.600%	04/01/44	1,900	1,766,957
5.625%	07/15/27	7,900	8,029,424
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	140,536
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	116,342
5.625%	04/05/34(a)	1,590	1,611,954
6.700%	11/15/53(a)	955	1,030,887
Sub. Notes
8.500%(ff)	01/15/84	15,065	16,602,867
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	5,630	5,698,907
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	4,006,618
5.300%	04/15/47	270	239,168
5.400%	10/01/47	5,353	4,792,971
5.550%	02/15/28	64	65,511
5.550%	05/15/34	1,055	1,054,188
5.950%	05/15/54	695	664,410
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.000%	06/15/48	6,575	$6,346,130
6.050%	06/01/41	9,500	9,366,580
6.100%	12/01/28(a)	7,370	7,694,705
6.100%	02/15/42	2,565	2,554,663
6.125%	12/15/45	210	206,472
6.250%	04/15/49	2,640	2,618,386
6.400%	12/01/30	8,970	9,561,365
6.550%	12/01/33	16,730	17,896,290
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	559,802
6.125%	10/15/39	790	836,830
Gtd. Notes, 3 Month SOFR + 3.039%
7.358%(c)	06/01/67	12,000	11,932,140
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,588,618
2.550%	07/01/30	3,725	3,320,113
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	627,581
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	458,475
5.400%	09/01/44	186	171,663
5.500%	03/01/44	3,798	3,569,155
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,008,997
5.050%	02/15/46	5,840	5,117,010
5.550%	06/01/45	540	505,327
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	750,522
4.700%	04/15/48	1,145	936,651
4.875%	06/01/25	1,785	1,785,029
5.200%	03/01/47	6,580	5,792,530
5.500%	06/01/34	10,695	10,658,469
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51(a)	2,900	1,936,057
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,310,441
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	920,881
3.400%	09/01/29	1,720	1,621,856
4.400%	10/15/29(a)	965	947,976
4.450%	09/01/49	1,088	849,655
4.500%	03/15/50	900	707,791
4.750%	10/15/31	1,315	1,289,306
4.950%	07/13/47	1,120	955,321
5.050%	11/01/34(a)	6,812	6,582,084
5.200%	07/15/48	1,855	1,633,676
5.650%	11/01/28	375	386,310

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.800%	11/01/30	1,145	$1,190,656
6.350%	01/15/31(a)	2,370	2,516,570
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	38,628
3.800%	09/15/30	308	289,731
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	400	395,525
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	201,708
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	262,220
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,080,668
5.500%	02/15/35	4,895	4,864,973
6.500%	03/30/34(a)	3,212	3,430,342
6.500%	02/15/53	321	333,380
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	385	384,966
5.500%	03/01/30	6,045	6,097,109
6.875%	01/15/29	444	454,572
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	12,118,571
4.500%	03/01/28	16,985	16,817,893
4.750%	08/15/28	3,000	2,986,761
6.150%	04/01/33	985	1,014,910
6.350%	01/15/29	4,361	4,552,625
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,526,056
3.500%	10/15/51	2,050	1,401,751
4.000%	09/15/25	2,190	2,186,392
4.650%	08/15/32	8,280	8,012,427
4.900%	01/15/45	2,882	2,539,529
5.100%	09/15/45	575	518,998
5.150%	03/15/34	4,223	4,165,166
5.300%	08/15/28	9,328	9,529,808
5.300%	08/15/52	615	563,885
5.400%	03/04/44	2,840	2,678,534
5.600%	03/15/35	25,530	25,999,413
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	8,671,272
			355,068,411
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,649,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	2,815	$2,348,341
5.250%	05/15/36	300	292,713
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,899,607
3.950%	03/15/29	8,148	7,911,955
5.800%	11/15/28	9,495	9,842,977
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,615,398
2.500%	08/16/31	5,150	4,422,965
3.900%	03/15/27	5,390	5,299,575
4.050%	07/01/30	14,133	13,521,472
4.125%	05/15/29	6,005	5,827,216
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	4,048,179
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31(a)	14,685	12,721,348
2.900%	12/01/33	1,545	1,249,508
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,359,783
5.000%	01/11/28	24,515	24,613,180
5.800%	03/01/34	985	1,003,304
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	475,808
5.375%	04/15/26	12,160	12,193,643
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	3,385	3,027,209
5.250%	12/15/32	26,330	26,381,698
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,252,250
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,829,296
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31(a)	1,400	1,171,058
4.875%	02/01/35	1,035	990,195
5.450%	08/15/30	511	523,064
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	75	71,327
4.375%	10/01/25	2,415	2,409,316
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30(a)	6,235	5,617,230
4.850%	03/01/35	1,700	1,635,241
6.400%	03/01/34(a)	3,380	3,629,111

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	17,934	$16,899,079
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,196,304
3.250%	01/15/31	3,100	2,846,399
3.400%	01/15/28	8,390	8,143,809
4.700%	12/15/28	7,670	7,696,382
5.125%	02/15/34	3,665	3,633,485
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,585,053
2.700%	07/15/31	29,515	25,681,857
4.200%	04/15/32	13,027	12,210,119
5.700%	01/15/33	1,860	1,895,134
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	20	18,829
4.250%	12/01/26	305	301,751
4.500%	09/01/26	3,406	3,389,268
4.625%	06/15/25	651	650,970
4.625%	12/01/29	375	364,278
5.750%	02/01/27	65	65,874
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31(a)	20,195	17,954,032
3.100%	01/15/30	3,400	3,159,590
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	10,645,735
			295,521,915
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	2,038,678
4.750%	06/01/30	805	789,979
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	445,520
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,856,251
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34	240	233,578
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,150,255
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.950%	06/25/34(a)	1,940	1,944,931
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	511	399,428
5.750%	07/01/53	715	700,284
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,595	$2,189,870
			16,748,774
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	195	171,433
3.500%	02/15/41	16,350	12,807,231
Sr. Unsec’d. Notes
4.350%	02/15/30	2,345	2,307,705
4.550%	02/15/32	885	863,206
5.150%	11/15/31	1,480	1,500,694
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,720,349
3.187%	11/15/36(a)	12,390	10,165,988
3.419%	04/15/33	6,960	6,198,852
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	3,344	2,091,267
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	2,130	2,104,210
6.750%	11/01/29(a)	1,330	1,426,765
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	3,545	3,088,049
3.400%	05/01/30	500	465,995
			44,911,744
Software — 0.2%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.300%	09/10/29	900	891,303
4.700%	09/10/34	530	517,150
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	11,415	10,854,616
5.450%	03/02/28	5,380	5,503,978
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	1,288	892,608
3.950%	03/25/51	3,499	2,568,601
6.150%	11/09/29	73	77,293
			21,305,549
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	7,740	6,526,138
2.550%	12/01/33	650	533,105
3.500%	06/01/41	14,600	11,252,917
3.550%	09/15/55	2,264	1,532,175
4.500%	05/15/35	620	582,746
6.550%	02/15/39	7,695	8,456,741

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	$2,893,278
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30^	870	1
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	581	1
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27	2,037	2,026,476
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28	7,532	6,865,638
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	725	614,350
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	3,720	4,116,079
10.500%	05/15/30	3,350	3,612,587
11.000%	11/15/29	12,696	14,166,025
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	920	929,975
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	1,220	1,104,660
4.500%	03/15/42	377	318,863
4.550%	03/15/52(a)	1,858	1,480,946
5.000%	02/15/29	2,185	2,186,014
5.300%	02/15/34	2,450	2,402,168
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,650	2,829,205
8.750%	03/15/32	1,925	2,315,171
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	370,876
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	83,286
2.250%	11/15/31(a)	3,150	2,676,095
2.550%	02/15/31	52,681	46,441,478
2.625%	02/15/29(a)	650	602,548
2.875%	02/15/31	491	439,699
3.000%	02/15/41	926	671,549
3.875%	04/15/30	2,490	2,386,261
4.750%	02/01/28	60	60,028
5.750%	01/15/54	3,865	3,817,934
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
11.125%	12/31/32	319	291,885
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	6,475	5,476,777
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.650%	11/20/40	8,155	$5,725,437
3.400%	03/22/41	22,445	17,263,567
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	13,560	13,161,893
			176,214,572
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,995	2,002,227
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,610	1,601,807
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,502,324
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,334,669
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	81	81,602
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	151	145,029
			7,665,431
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	21,359,368

Total Corporate Bonds (cost $4,093,295,822)			4,167,380,432
Floating Rate and Other Loans — 0.0%
Telecommunications
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
10.191%(c)	05/25/27	1,030	1,005,022
(cost $968,138)
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	748,876
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	790,065
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,571,188

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	$226,202
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,505	4,850,151
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	222,357
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	150,696
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34(a)	120	138,854
7.625%	03/01/40	300	358,581
7.550%	04/01/39	165	199,635
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	311,086
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	749,589
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	375	337,561
			12,115,900
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	967,872
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	481,841
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	24,337
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	500,762
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	339,559
			864,658
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	2,003	2,153,294
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	353,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	549	$611,261
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	216,554
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	71,004
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	389	417,693
General Obligation Unlimited, Taxable
5.100%	06/01/33	442	440,816
			2,111,290
Michigan — 0.1%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	258,814
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,675,127
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,597,050
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	834,225
4.454%	04/01/2122	4,350	3,489,034
			10,854,250
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	140,210
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,567,739
			3,707,949
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	185,474
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,566,762
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	663,428
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	801,108
			4,216,772

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	$435,310
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,643,169
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	690,999
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	300,186
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,051,908
5.770%	03/15/39	1,525	1,567,086
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,190,307
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	813,143
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	342,804
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	48,904
			12,083,816
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	141,212
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,350,810
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	1,909,282
			3,260,092
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	127,320
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,335,863
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,733,054
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	119,289
			4,315,526
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	$164,236
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	945,935
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	579,520
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	383,458
			2,073,149
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	190,748
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,840,127
			3,030,875
Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.361%(cc)	04/20/37	54,024	5,437,484
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	232,380

Total Municipal Bonds (cost $76,053,800)			69,587,301
Residential Mortgage-Backed Securities — 5.2%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	59	53,801
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	328,603
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	205	174,994
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	933	795,057
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	200	171,584
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.622%(cc)	10/20/46	19	15,995
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.336%(c)	07/01/26^	6,829	6,835,069
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
5.416%(cc)	08/25/35	60	55,936

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.740%(c)	09/25/31	212	$212,478
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.490%(c)	01/26/32	1,324	1,329,197
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.040%(c)	01/26/32	5,870	6,019,468
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	3,767	3,336,622
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	299	265,319
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,931	1,566,708
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	6,334	6,228,811
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.933%(cc)	09/25/47	379	350,468
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	629	629,373
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63	26,605	25,179,224
Series 2024-RP02, Class A2, 144A
4.218%(cc)	02/25/63	2,196	1,862,986
Series 2024-RP02, Class B1, 144A
0.000%(cc)	02/25/63	664	515,264
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63	240	168,068
Series 2024-RP02, Class B3, PO, 144A
11.604%(s)	02/25/63	609	75,520
Series 2024-RP02, Class B4, PO, 144A
15.223%(s)	02/25/63	1,107	91,713
Series 2024-RP02, Class M1, 144A
4.218%(cc)	02/25/63	1,476	1,234,926
Series 2024-RP02, Class M2, 144A
4.218%(cc)	02/25/63	1,126	906,680
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	48	41,631
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	34,022	38,438
Series 2025-RP01, Class A1, 144A
0.000%(cc)	01/25/64	34,402	32,114,555
Series 2025-RP01, Class A2, 144A
3.701%(cc)	01/25/64	1,509	1,135,836
Series 2025-RP01, Class B1, 144A
3.701%(cc)	01/25/64	604	363,139
Series 2025-RP01, Class B2, 144A
3.701%(cc)	01/25/64	382	193,550
Series 2025-RP01, Class B3, 144A
3.701%(cc)	01/25/64	483	201,279
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-RP01, Class B4, 144A
3.701%(cc)	01/25/64	483	$169,452
Series 2025-RP01, Class M1, 144A
3.701%(cc)	01/25/64	1,288	915,167
Series 2025-RP01, Class M2, 144A
3.701%(cc)	01/25/64	805	525,622
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64^	70	70,353
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64^	39,956	3,996
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,539	1,323,647
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A
5.352%(cc)	03/25/70	16,793	16,785,052
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.440%(c)	10/25/41	2,740	2,785,374
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.890%(c)	10/25/41	671	671,380
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.240%(c)	12/25/41	2,100	2,118,035
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.590%(c)	03/25/42	3,275	3,546,464
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.590%(c)	03/25/42	730	775,172
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.440%(c)	03/25/42	1,265	1,304,264
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)
9.940%(c)	07/25/42	4,024	4,364,688
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)
7.940%(c)	07/25/42	1,000	1,042,259
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.736%(c)	12/25/42	207	211,778
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.640%(c)	01/25/43	1,732	1,767,911
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	10/25/43	946	946,987
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.040%(c)	07/25/44	1,250	1,245,780

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.035%(c)	05/25/35	201	$176,141
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	118	115,306
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.790%(c)	04/25/34	391	395,023
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.340%(c)	09/26/33	2,022	2,028,975
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	19,724	19,778,455
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	12,814	12,912,182
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	31	29,081
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	122	100,096
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.640%(c)	11/25/41	160	164,803
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	11/25/41	1,620	1,626,075
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	77
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	21	21,428
Series 2010-43, Class AH
3.250%	05/25/40	2	1,820
Series 2012-134, Class IL, IO
3.500%	12/25/32	188	17,402
Series 2014-10, Class KM
3.500%	09/25/43	6	5,729
Series 2014-35, Class CA
3.500%	06/25/44	3	2,756
Series 2017-33, Class LB
3.000%	05/25/39	8	7,261
Series 2018-16, Class MB
3.500%	07/25/46	571	564,867
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.340%(c)	12/25/50	200	215,229
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.340%(c)	11/25/50	1,965	2,182,474
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.990%(c)	01/25/34	430	$430,968
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.740%(c)	10/25/41	2,200	2,253,182
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	10/25/41	391	391,608
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.140%(c)	11/25/41	4,400	4,419,123
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	09/25/41	700	713,566
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	09/25/41	4,320	4,344,322
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.690%(c)	12/25/41	5,900	5,951,625
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.840%(c)	01/25/42	210	212,219
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.740%(c)	02/25/42	9,900	10,070,358
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.240%(c)	04/25/42	3,100	3,186,848
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	05/25/42	1,300	1,349,939
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.040%(c)	09/25/42	4,500	4,731,611
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	429	420,896
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.655%(cc)	03/25/35	132	75,390
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.447%(cc)	05/25/48	4,529	4,244,512
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	94	95,233
Series 4289, Class WZ
3.000%	01/15/44	614	553,977
Series 4533, Class GA
3.000%	06/15/28	4	3,556
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
4.963%(c)	10/15/46	16	15,422

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	8	$7,085
Series 2019-03, Class MA
3.500%	10/25/58	6	5,626
Series 2019-04, Class MA
3.000%	02/25/59	8	7,466
Series 2019-04, Class MV
3.000%	02/25/59	8	7,116
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	158	144,090
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	145	135,369
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,832
Series 2013-24, Class OI, IO
4.000%	02/20/43	132	21,326
Series 2013-82, Class IG, IO
3.500%	05/20/43	410	61,218
Series 2017-184, Class JH
3.000%	12/20/47	11	10,174
Series 2018-08, Class DA
3.000%	11/20/47	137	127,040
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,240,397
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
7.394%(cc)	10/25/33	37	36,045
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A
5.568%(cc)	05/25/55	15,053	15,060,648
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
6.218%(cc)	07/25/44	18	17,929
Series 2020-INV01, Class A14, 144A
2.902%(cc)	10/25/50	1,061	905,053
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,481	1,201,876
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,531	1,241,245
Series 2025-RPL01, Class A1, PO, 144A
0.000%(s)	01/25/64^	104	98,648
3.247%(cc)	01/25/64	30,495	27,125,402
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
4.971%(c)	03/19/35	703	709,668
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.140%(c)	01/25/34	1,021	1,029,565
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	412	371,469
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.265%(c)	08/25/50		211	$199,034
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50		350	315,237
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50		485	421,450
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		175	151,998
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50		42	41,008
Series 2025-CES02, Class A1, 144A
5.592%	06/25/55		13,400	13,413,882
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.473%(c)	01/24/63	EUR	7,176	7,726,842
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%(cc)	09/25/59		6,645	6,644,101
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		5,500	5,523,431
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		15,700	15,737,919
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		168	161,791
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51		118	96,362
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.185%(c)	01/25/48		111	108,421
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		24,424	24,423,683
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		2,739	2,738,953
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		4,700	4,699,967
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		37,008	322,044
Series 2025-INV01, Class B1, 144A
6.604%(cc)	02/25/70		1,388	1,336,261
Series 2025-INV01, Class B2, 144A
6.604%(cc)	02/25/70		1,092	1,021,462
Series 2025-INV01, Class B3, 144A
6.604%(cc)	02/25/70		685	619,563
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		1,980	1,979,949
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70		37,008	1,555,224

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.240%(c)	04/25/34	5,621	$5,684,896
OBX,
Series 2025-NQM02, Class A1, 144A
5.597%(cc)	11/25/64	21,810	21,856,899
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.085%(c)	06/25/57	1,367	1,336,688
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
5.535%(c)	10/25/59	9	9,351
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	50	44,468
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
5.385%(c)	02/25/60	18	17,991
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	131	114,876
Series 2025-NQM04, Class A1, 144A
5.400%(cc)	02/25/55	17,343	17,295,004
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.685%(c)	03/29/27	18,294	18,421,865
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/27/28	15,139	15,107,425
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	8,811	8,320,391
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55	21,323	21,374,806
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	3,385	3,255,326
Series 2025-RCF01, Class A1, 144A
4.500%(cc)	02/25/55	10,607	10,455,123
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	13,130	12,785,141
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	2,310	2,156,951
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55	1,362	1,255,989
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55	1,329	1,211,686
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55	469	415,648
PRPM Trust,
Series 2025-NQM01, Class A1, 144A
5.802%(cc)	11/25/69	12,445	12,481,189
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.040%(c)	11/25/31		3,572	$3,637,489
RCKT Mortgage Trust,
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45		14,580	14,634,008
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55		17,881	17,891,300
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	875
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.625%(cc)	02/25/40		12,500	12,580,534
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47		1,112	1,044,738
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48		44	39,607
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		349	326,224
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		8	7,517
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	3,917	4,240,115
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		628	588,609
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.234%(cc)	12/25/34		738	681,929
Series 2005-01, Class 2A
5.533%(cc)	02/25/35		559	534,425
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		91	87,799
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.435%(c)	10/25/59		678	686,135
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,968,960
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		4,959	4,761,727
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,435,942
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64		10,293	10,328,760
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		1,527	1,238,731

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59	183	$180,458
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	94	82,767
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	419	367,418
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	823	704,505
Series 2024-02, Class A1, 144A
6.095%(cc)	02/25/69	1,465	1,478,335
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	810	774,435
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
5.275%(c)	06/25/44	525	516,956
Series 2007-HY01, Class 3A3
4.091%(cc)	02/25/37	1,545	1,313,511
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.405%(c)	04/25/47	1,538	1,317,839

Total Residential Mortgage-Backed Securities (cost $586,762,000)			594,734,438
Sovereign Bonds — 1.6%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42	200	201,776
Sr. Sec’d. Notes, 144A
6.034%	01/16/42	19,000	19,168,716
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	400	315,800
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32	539	460,845
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49	622	477,696
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	2,441	2,118,690
5.000%	07/15/32	200	197,063
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	3,248	3,215,025
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	250	242,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30	1,980	1,852,290
4.875%	09/23/32	600	546,522
5.500%	02/22/29	694	683,590
5.875%	01/30/60	550	463,375
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.400%	06/05/49		250	$233,750
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,474,699
5.300%	01/21/41		173	146,012
5.500%	02/22/29		13,629	13,424,565
5.950%	01/25/27		412	414,060
6.000%	07/19/28		2,579	2,595,763
6.000%	02/22/33		519	504,468
7.050%	02/03/31		151	156,134
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
0.350%	01/30/35^		40,800	741,240
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	319,503
5.500%	01/18/33(a)		400	405,164
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31(a)		1,630	1,399,974
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		4,000	4,047,840
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	283,442
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.750%	04/24/25	EUR	765	826,524
3.500%	01/11/28		290	280,938
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	8,261	7,888,619
5.250%	03/22/30	EUR	10,538	10,857,050
5.875%	10/17/31	EUR	14,474	14,653,002
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,145	1,808,514
3.500%	02/12/34		256	210,048
4.280%	08/14/41		500	379,500
4.500%	01/31/50		621	448,362
4.600%	02/10/48		514	378,489
4.875%	05/19/33		2,664	2,452,878
5.400%	02/09/28		200	202,025
6.350%	02/09/35		200	200,300
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	838,272
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36(a)		1,260	1,203,930
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35		1,210	1,184,590
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,208,141
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10YR
2.875%	10/17/29		200	185,799

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		23,436	$24,273,406
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		496	414,656
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	61,732
2.750%	04/14/41	EUR	45	29,267
3.000%	02/14/31		114	95,304
3.624%	05/26/30	EUR	255	257,023
5.250%	11/25/27		154	153,384
6.625%	02/17/28		194	198,592
7.125%	01/17/33		218	221,758
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	83,516
2.000%	01/28/32	EUR	55	46,841
2.375%	04/19/27	EUR	1,105	1,167,319
3.500%	04/03/34	EUR	345	300,118
6.000%	05/25/34		140	130,640
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	95,895
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	777,668
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	6,369,992
1.650%	03/03/33	EUR	2,521	2,124,557
3.125%	05/15/27	EUR	14,291	15,216,236
6.250%	05/26/28		4,786	4,879,327
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	2,095	1,765,548
2.125%	12/01/30		774	636,615
3.125%	05/15/27	EUR	6,140	6,537,520
6.000%	06/12/34		6,266	6,199,455
6.250%	05/26/28		2,710	2,762,845
6.500%	09/26/33		200	205,626

Total Sovereign Bonds (cost $172,785,059)				176,302,573
U.S. Government Agency Obligations — 28.3%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		572	504,608
1.500%	02/01/36		1,214	1,068,878
1.500%	10/01/36		1,988	1,749,113
2.000%	06/01/50		372	300,466
2.000%	07/01/50		297	239,109
2.000%	12/01/50		11,913	9,535,274
2.000%	02/01/51		9,565	7,627,444
2.000%	03/01/51		39,076	31,287,490
2.000%	04/01/51		31,222	24,961,662
2.000%	05/01/51		51	40,610
2.000%	05/01/51		54,534	43,478,626
2.000%	07/01/51		31	25,074
2.000%	02/01/52		23	18,352
2.000%	02/01/52		52	41,691
2.000%	02/01/52		59	47,834
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/52	604	$486,826
2.000%	04/01/52	1,208	967,210
2.000%	05/01/52	322	260,129
2.500%	08/01/40	47	41,719
2.500%	07/01/50	260	219,419
2.500%	07/01/50	2,431	2,044,985
2.500%	08/01/50	4,473	3,758,172
2.500%	08/01/50	9,953	8,366,991
2.500%	09/01/50	520	433,692
2.500%	09/01/50	12,501	10,509,165
2.500%	10/01/50	406	340,808
2.500%	12/01/50	86	71,690
2.500%	01/01/51	8,071	6,765,953
2.500%	02/01/51	6,023	5,049,250
2.500%	02/01/51	23,702	20,049,072
2.500%	03/01/51	55,694	46,560,000
2.500%	04/01/51	13,168	10,958,938
2.500%	04/01/51	26,959	22,602,219
2.500%	05/01/51	231	195,548
2.500%	05/01/51	1,007	848,014
2.500%	05/01/51	4,658	3,902,572
2.500%	05/01/51	57,714	48,149,736
2.500%	06/01/51	856	724,523
2.500%	06/01/51	15,714	13,145,430
2.500%	07/01/51	312	262,725
2.500%	07/01/51	3,213	2,692,644
2.500%	07/01/51	37,577	31,336,701
2.500%	08/01/51	554	467,738
2.500%	08/01/51	608	511,304
2.500%	08/01/51	1,861	1,561,288
2.500%	09/01/51	530	447,351
2.500%	09/01/51	917	775,150
2.500%	09/01/51	959	809,776
2.500%	10/01/51	58	48,454
2.500%	11/01/51	1,148	960,939
2.500%	11/01/51	1,839	1,557,738
2.500%	12/01/51	98	82,414
2.500%	12/01/51	1,017	857,959
2.500%	01/01/52	4,790	4,027,606
2.500%	01/01/52	20,572	17,375,702
2.500%	02/01/52	156	129,496
2.500%	02/01/52	723	609,139
2.500%	02/01/52	4,412	3,730,053
2.500%	03/01/52	46	38,299
2.500%	04/01/52	448	375,154
2.500%	04/01/52	1,197	1,009,974
2.500%	05/01/52	6,218	5,180,180
2.500%	07/01/52	138	114,935
3.000%	01/01/27	2	2,067
3.000%	02/01/30	9	8,661
3.000%	05/01/30	152	149,574
3.000%	11/01/33	411	394,642
3.000%	02/01/34	406	392,381
3.000%	04/01/34	34	32,918
3.000%	03/01/35	89	85,502
3.000%	11/01/42	12	11,189
3.000%	11/01/42	64	57,735

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/43	15	$13,583
3.000%	02/01/43	4	3,867
3.000%	02/01/43	9	7,998
3.000%	02/01/43	44	39,741
3.000%	03/01/43	43	38,704
3.000%	03/01/45	6	5,592
3.000%	04/01/45	52	46,520
3.000%	06/01/45	11	9,586
3.000%	06/01/45	76	67,911
3.000%	07/01/45	48	42,890
3.000%	09/01/46	1,084	961,950
3.000%	11/01/46	152	134,937
3.000%	11/01/46	1,040	921,255
3.000%	12/01/46	51	45,416
3.000%	12/01/46	3,045	2,688,963
3.000%	01/01/47	435	384,701
3.000%	02/01/48	7	6,410
3.000%	09/01/49	552	491,371
3.000%	11/01/49	563	498,718
3.000%	02/01/50	22	19,570
3.000%	02/01/50	218	192,425
3.000%	06/01/50	24	21,096
3.000%	06/01/50	241	212,581
3.000%	08/01/50	1,020	902,223
3.000%	07/01/51	3,668	3,218,701
3.000%	01/01/52	87	75,457
3.000%	01/01/52	1,325	1,159,993
3.000%	01/01/52	60,365	52,477,183
3.000%	02/01/52	31,550	27,418,025
3.000%	03/01/52	3,672	3,236,475
3.000%	03/01/52	22,441	19,497,674
3.000%	04/01/52	7,411	6,490,550
3.000%	06/01/52	1,862	1,637,700
3.000%	06/01/52	2,016	1,765,503
3.500%	04/01/32	28	27,819
3.500%	08/01/32	56	54,936
3.500%	06/01/33	27	26,289
3.500%	02/01/34	60	59,203
3.500%	03/01/42	1	1,121
3.500%	04/01/42	9	8,242
3.500%	04/01/42	90	84,101
3.500%	07/01/42	17	15,748
3.500%	08/01/42	13	12,225
3.500%	08/01/42	17	15,957
3.500%	08/01/42	92	86,125
3.500%	09/01/42	1	1,242
3.500%	09/01/42	22	20,551
3.500%	09/01/42	96	89,831
3.500%	09/01/42	128	119,662
3.500%	10/01/42	3	3,151
3.500%	10/01/42	33	30,451
3.500%	11/01/42	14	13,173
3.500%	12/01/42	201	187,831
3.500%	01/01/43	159	148,117
3.500%	04/01/43	4	4,113
3.500%	04/01/43	19	17,928
3.500%	04/01/43	131	122,102
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/43	355	$331,192
3.500%	07/01/43	24	22,080
3.500%	10/01/43	41	38,339
3.500%	01/01/44	208	193,823
3.500%	01/01/44	3,476	3,239,760
3.500%	02/01/44	305	284,710
3.500%	03/01/44	257	238,935
3.500%	04/01/44	7,495	6,985,993
3.500%	03/01/45	104	96,623
3.500%	05/01/45	119	109,933
3.500%	06/01/45	23	21,258
3.500%	06/01/45	143	132,307
3.500%	03/01/46	94	86,709
3.500%	07/01/46	208	193,391
3.500%	08/01/46	66	60,807
3.500%	12/01/46	1,213	1,113,664
3.500%	05/01/47	65	59,323
3.500%	01/01/48	2,235	2,043,692
3.500%	03/01/48	868	795,078
3.500%	05/01/49	5	4,977
3.500%	10/01/49	50	45,167
3.500%	12/01/49	114	105,240
3.500%	01/01/50	885	807,502
3.500%	04/01/50	3,006	2,743,463
3.500%	01/01/52	5,662	5,125,170
3.500%	03/01/52	5,991	5,437,542
3.500%	04/01/52	139	125,331
3.500%	04/01/52	5,983	5,404,212
3.500%	04/01/52	30,309	27,355,203
3.500%	05/01/52	25	22,786
3.500%	05/01/52	28,127	25,406,865
3.500%	07/01/52	73	66,435
3.500%	08/01/52	646	583,262
4.000%	06/01/33	63	62,209
4.000%	10/01/34	26	26,101
4.000%	08/01/37	1,279	1,248,377
4.000%	05/01/38	160	156,796
4.000%	01/01/40	136	130,847
4.000%	09/01/40	1	633
4.000%	09/01/40	513	494,499
4.000%	10/01/40	2	1,639
4.000%	10/01/40	3	3,349
4.000%	10/01/40	5	5,178
4.000%	11/01/40	4	4,163
4.000%	11/01/40	359	346,489
4.000%	12/01/40	1	1,444
4.000%	12/01/40	106	102,464
4.000%	12/01/40	236	226,238
4.000%	12/01/40	269	259,457
4.000%	12/01/40	317	305,625
4.000%	02/01/41	11	10,827
4.000%	02/01/41	64	61,655
4.000%	04/01/41	403	388,247
4.000%	10/01/41	22	21,274
4.000%	10/01/41	74	71,523
4.000%	12/01/41	51	48,431
4.000%	02/01/42	175	168,894

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	03/01/42	4	$4,253
4.000%	04/01/42	2	1,843
4.000%	04/01/42	6	6,075
4.000%	04/01/42	19	18,247
4.000%	04/01/42	43	41,478
4.000%	06/01/42	7	6,622
4.000%	07/01/42	394	378,564
4.000%	09/01/42	28	27,168
4.000%	11/01/42	180	173,678
4.000%	05/01/43	24	22,695
4.000%	09/01/43	117	113,273
4.000%	08/01/44	57	54,324
4.000%	02/01/45	59	56,461
4.000%	05/01/45	21	19,799
4.000%	11/01/45	39	36,658
4.000%	01/01/46	1,298	1,249,262
4.000%	04/01/46	3	3,173
4.000%	04/01/46	7	6,758
4.000%	04/01/46	145	137,506
4.000%	10/01/47	2	2,178
4.000%	04/01/48	4	4,000
4.000%	06/01/48	104	97,812
4.000%	07/01/48	531	499,915
4.000%	01/01/50	37	34,819
4.000%	02/01/50	1,977	1,869,547
4.000%	04/01/52	6,134	5,723,927
4.000%	05/01/52	23,854	22,267,222
4.500%	09/01/37	126	125,136
4.500%	05/01/39	31	30,488
4.500%	05/01/39	31	30,654
4.500%	06/01/39	20	19,704
4.500%	08/01/39	137	135,282
4.500%	09/01/39	10	9,712
4.500%	10/01/39	4	3,473
4.500%	10/01/39	9	8,945
4.500%	10/01/39	56	55,051
4.500%	10/01/39	186	184,297
4.500%	10/01/39	418	412,987
4.500%	12/01/39	14	13,458
4.500%	03/01/40	27	26,516
4.500%	05/01/40	18	17,876
4.500%	08/01/40	30	29,587
4.500%	08/01/40	45	44,879
4.500%	10/01/40	35	34,719
4.500%	11/01/40	27	27,011
4.500%	12/01/40	163	161,316
4.500%	01/01/41	44	43,653
4.500%	02/01/41	6	5,673
4.500%	02/01/41	8	7,476
4.500%	02/01/41	8	7,609
4.500%	02/01/41	16	16,190
4.500%	03/01/41	38	37,758
4.500%	04/01/41	60	59,193
4.500%	04/01/41	108	107,074
4.500%	07/01/41	313	308,303
4.500%	10/01/41	328	323,666
4.500%	01/01/42	16	15,738
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/42	275	$271,435
4.500%	05/01/42	17	17,292
4.500%	03/01/44	5	5,247
4.500%	03/01/44	13	12,533
4.500%	03/01/44	15	14,267
4.500%	06/01/44	206	202,411
4.500%	08/01/46	34	33,642
4.500%	12/01/48	303	296,098
4.500%	05/01/50	124	120,237
4.500%	05/01/52	10,289	9,848,717
4.500%	06/01/52	34,494	33,051,357
4.500%	09/01/52	1,896	1,816,937
4.500%	11/01/52	1,905	1,825,261
4.500%	01/01/53	3,129	2,997,014
4.500%	04/01/53	3,068	2,938,064
5.000%	07/01/33	—(r)	178
5.000%	11/01/33	1	1,133
5.000%	11/01/33	1	1,312
5.000%	11/01/33	2	2,055
5.000%	11/01/33	3	2,535
5.000%	07/01/35	382	384,766
5.000%	11/01/35	57	57,868
5.000%	12/01/35	1	638
5.000%	09/01/39	2	2,008
5.000%	04/01/40	3	3,156
5.000%	04/01/40	28	28,669
5.000%	06/01/40	28	28,185
5.000%	07/01/40	2	2,440
5.000%	07/01/40	20	19,865
5.000%	08/01/40	11	10,988
5.000%	08/01/40	31	31,133
5.000%	08/01/40	102	103,134
5.000%	06/01/41	51	51,781
5.000%	07/01/41	3	3,086
5.000%	07/01/41	5	5,051
5.000%	07/01/41	13	13,452
5.000%	07/01/41	15	15,173
5.000%	06/01/52	21,348	21,001,256
5.000%	07/01/52	13,421	13,198,986
5.000%	08/01/52	98	96,703
5.000%	10/01/52	3,307	3,251,732
5.000%	11/01/52	2,127	2,090,370
5.000%	05/01/53	511	501,935
5.500%	03/01/34	12	12,531
5.500%	07/01/35	8	7,869
5.500%	06/01/36	14	14,750
5.500%	01/01/38	233	237,664
5.500%	06/01/41	89	90,358
5.500%	08/01/52	4,280	4,289,799
5.500%	09/01/52	4,867	4,876,409
5.500%	10/01/52	12,604	12,619,426
5.500%	11/01/52	32,025	32,077,427
5.500%	12/01/52	12,039	12,059,188
5.500%	02/01/54	1,223	1,227,994
6.000%	10/01/32	—(r)	42
6.000%	03/01/33	2	2,439
6.000%	12/01/33	6	5,790

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	12/01/33	64	$65,590
6.000%	06/01/37	—(r)	470
6.000%	01/01/38	3	2,889
6.000%	07/01/38	2	2,010
6.000%	08/01/38	3	3,627
6.000%	08/01/52	1,116	1,139,786
6.000%	09/01/52	6,243	6,358,944
6.000%	12/01/54	32,191	32,701,810
6.000%	01/01/55	14,977	15,214,172
6.250%	07/15/32(kk)	240	270,984
6.500%	08/01/36	5	4,687
6.500%	09/01/39	12	12,047
6.500%	01/01/53	8,238	8,540,238
7.000%	06/01/32	—(r)	453
7.000%	06/01/32	1	605
7.000%	01/01/53	2,499	2,614,783
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
6.848%(c)	04/01/37	13	13,493
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.027%, Floor 1.733%)
6.733%(c)	02/01/37	5	5,455
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.253%, Floor 1.750%)
7.567%(c)	07/01/41	72	74,401
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.419%, Floor 1.750%)
6.610%(c)	12/01/40	38	39,361
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	1	844
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.720%, Floor 1.815%)
6.525%(c)	01/01/37	1	1,462
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.831% (Cap 10.038%, Floor 1.831%)
6.859%(c)	03/01/36	2	1,587
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.916% (Cap 10.575%, Floor 1.916%)
6.916%(c)	02/01/37	1	1,298
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.924% (Cap 7.703%, Floor 1.924%)
7.285%(c)	10/01/42	9	9,807
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.579%(c)	12/01/36	—(r)	511
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.796%(c)	11/01/36	2	2,114
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
7.183%(c)	02/01/37	2	1,991
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
7.078%(c)	10/01/36	—(r)	296
Federal National Mortgage Assoc.
1.500%	12/01/50	39,111	29,617,462
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	01/01/51	3,300	$2,496,571
1.500%	02/01/51	89,271	67,449,325
1.500%	03/01/51	15,549	11,757,664
2.000%	07/01/28	3	2,735
2.000%	09/01/36	1,207	1,096,682
2.000%	07/01/50	115	92,246
2.000%	10/01/50	161	131,043
2.000%	10/01/50	1,273	1,021,307
2.000%	11/01/50	97	77,584
2.000%	11/01/50	10,733	8,599,079
2.000%	12/01/50	17	13,976
2.000%	12/01/50	10,671	8,559,188
2.000%	01/01/51	12	9,313
2.000%	01/01/51	15,491	12,422,770
2.000%	02/01/51	19	15,096
2.000%	02/01/51	7,514	6,018,654
2.000%	03/01/51	57,368	45,934,161
2.000%	04/01/51(k)	157,874	126,358,937
2.000%	05/01/51	47	37,572
2.000%	05/01/51	7,879	6,298,757
2.000%	07/01/51	25	20,094
2.000%	07/01/51	47	37,622
2.000%	07/01/51	51	41,305
2.000%	08/01/51	3,020	2,410,872
2.000%	12/01/51	3,152	2,539,652
2.000%	01/01/52	1,299	1,035,532
2.000%	02/01/52	2,002	1,608,459
2.000%	02/01/52	2,539	2,045,364
2.000%	02/01/52	2,630	2,122,506
2.000%	02/01/52	5,692	4,543,503
2.000%	03/01/52	34	27,218
2.000%	03/01/52	1,179	951,331
2.500%	TBA	122,000	101,425,637
2.500%	11/01/29	5	5,120
2.500%	05/01/30	9	8,237
2.500%	01/01/31	42	40,657
2.500%	11/01/34	1,508	1,446,149
2.500%	04/01/37	717	658,334
2.500%	10/01/37	85	78,346
2.500%	07/01/40	33	29,914
2.500%	08/01/46	72	61,157
2.500%	11/01/46	16	13,529
2.500%	02/01/50	8	6,478
2.500%	02/01/50	20	16,892
2.500%	05/01/50	813	677,096
2.500%	06/01/50	638	539,203
2.500%	07/01/50	20	16,667
2.500%	07/01/50	30	25,398
2.500%	07/01/50	159	133,670
2.500%	07/01/50	1,441	1,215,421
2.500%	07/01/50	2,415	2,044,521
2.500%	08/01/50	3,721	3,125,683
2.500%	09/01/50	1,031	871,792
2.500%	09/01/50	3,560	3,010,577
2.500%	09/01/50	6,004	5,084,369
2.500%	10/01/50	98	82,702
2.500%	11/01/50	1,907	1,603,115

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	12/01/50	10,161	$8,514,384
2.500%	01/01/51	564	475,102
2.500%	01/01/51	63,998	53,648,183
2.500%	02/01/51	577	485,874
2.500%	02/01/51	7,630	6,410,868
2.500%	03/01/51	763	640,783
2.500%	04/01/51	561	469,584
2.500%	04/01/51	11,662	9,770,575
2.500%	05/01/51	53	44,795
2.500%	05/01/51	217	180,344
2.500%	05/01/51	280	235,926
2.500%	05/01/51	368	310,045
2.500%	05/01/51	551	460,112
2.500%	05/01/51	700	588,447
2.500%	05/01/51	3,681	3,100,709
2.500%	05/01/51	41,760	34,934,841
2.500%	06/01/51	553	466,137
2.500%	06/01/51	942	798,465
2.500%	06/01/51	2,961	2,501,395
2.500%	06/01/51	15,612	13,050,530
2.500%	07/01/51	5,263	4,407,677
2.500%	08/01/51	37	30,918
2.500%	08/01/51	166	139,649
2.500%	08/01/51	196	163,939
2.500%	08/01/51	472	397,250
2.500%	08/01/51	2,194	1,845,682
2.500%	08/01/51	4,226	3,527,190
2.500%	08/01/51	5,479	4,603,322
2.500%	10/01/51	3,919	3,290,716
2.500%	10/01/51	14,377	12,009,056
2.500%	11/01/51	164	138,041
2.500%	11/01/51	2,264	1,898,809
2.500%	12/01/51	76	64,129
2.500%	12/01/51	117	98,219
2.500%	01/01/52	97	82,249
2.500%	01/01/52	99	82,965
2.500%	01/01/52	623	519,876
2.500%	01/01/52	2,385	1,998,971
2.500%	01/01/52	3,641	3,041,669
2.500%	01/01/52	6,860	5,758,760
2.500%	02/01/52	201	169,053
2.500%	02/01/52	1,204	1,003,955
2.500%	03/01/52	52	44,019
2.500%	03/01/52	116	97,479
2.500%	03/01/52	160	134,469
2.500%	03/01/52	415	350,099
2.500%	03/01/52	1,463	1,233,837
2.500%	04/01/52	3,264	2,732,444
2.500%	06/01/52	1,556	1,294,519
3.000%	01/01/27	23	22,603
3.000%	08/01/27	3	2,644
3.000%	08/01/27	3	2,765
3.000%	10/01/27	8	8,204
3.000%	11/01/27	3	2,504
3.000%	12/01/27	1	1,143
3.000%	12/01/27	5	4,823
3.000%	01/01/28	5	4,626
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/28	4	$3,824
3.000%	03/01/28	5	4,630
3.000%	04/01/28	4	4,155
3.000%	05/01/28	5	5,362
3.000%	06/01/28	5	5,051
3.000%	06/01/28	29	28,347
3.000%	07/01/28	5	5,176
3.000%	08/01/28	6	5,839
3.000%	09/01/28	7	6,654
3.000%	10/01/28	4	4,111
3.000%	11/01/28	2	2,300
3.000%	11/01/28	107	104,661
3.000%	01/01/29	5	4,753
3.000%	02/01/29	116	113,242
3.000%	03/01/29	8	8,250
3.000%	03/01/30	20	18,972
3.000%	09/01/32	50	48,640
3.000%	12/01/32	59	57,612
3.000%	03/01/33	22	21,429
3.000%	08/01/33	13	12,408
3.000%	09/01/33	5	4,422
3.000%	12/01/34	26	24,900
3.000%	12/01/34	89	85,390
3.000%	01/01/35	22	21,522
3.000%	01/01/35	148	141,429
3.000%	05/01/35	1,537	1,461,760
3.000%	06/01/35	324	310,353
3.000%	11/01/36	12	11,443
3.000%	11/01/36	51	47,528
3.000%	12/01/36	14	13,569
3.000%	04/01/37	923	891,372
3.000%	09/01/42	139	124,911
3.000%	10/01/42	131	118,324
3.000%	10/01/42	373	335,959
3.000%	11/01/42	85	76,354
3.000%	11/01/42	86	77,195
3.000%	01/01/43	16	14,456
3.000%	01/01/43	79	71,205
3.000%	02/01/43	3	2,668
3.000%	02/01/43	4	3,571
3.000%	02/01/43	8	7,434
3.000%	02/01/43	16	14,451
3.000%	02/01/43	19	17,377
3.000%	02/01/43	61	55,580
3.000%	02/01/43	117	105,311
3.000%	03/01/43	94	84,190
3.000%	04/01/43	5	4,118
3.000%	04/01/43	1,618	1,455,336
3.000%	05/01/43	1	623
3.000%	05/01/43	8	7,098
3.000%	05/01/43	12	10,754
3.000%	05/01/43	22	19,481
3.000%	05/01/43	35	31,594
3.000%	05/01/43	60	54,092
3.000%	05/01/43	253	227,367
3.000%	07/01/43	74	66,701
3.000%	08/01/43	27	24,276

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/43	228	$205,482
3.000%	09/01/43	370	332,608
3.000%	11/01/43	913	820,533
3.000%	02/01/44	30	27,581
3.000%	12/01/44	1	1,042
3.000%	05/01/45	73	64,788
3.000%	08/01/45	184	163,634
3.000%	05/01/46	1,857	1,640,041
3.000%	06/01/46	368	330,005
3.000%	08/01/46	162	143,921
3.000%	09/01/46	19	17,088
3.000%	10/01/46	85	75,631
3.000%	11/01/46	61	54,495
3.000%	11/01/46	67	59,335
3.000%	11/01/46	84	74,452
3.000%	11/01/46	231	205,561
3.000%	11/01/46	327	290,996
3.000%	11/01/46	612	543,569
3.000%	11/01/46	2,249	2,023,155
3.000%	11/01/46	3,082	2,729,306
3.000%	12/01/46	43	37,869
3.000%	12/01/46	68	60,625
3.000%	12/01/46	70	62,233
3.000%	12/01/46	70	62,342
3.000%	01/01/47	49	43,408
3.000%	01/01/47	4,827	4,255,501
3.000%	01/01/47	12,404	10,977,783
3.000%	02/01/47	99	88,963
3.000%	02/01/47	11,940	10,562,912
3.000%	04/01/47	1,477	1,308,267
3.000%	06/01/47	630	564,652
3.000%	07/01/47	4,516	3,997,339
3.000%	12/01/47	872	774,712
3.000%	03/01/48	11	9,779
3.000%	04/01/48	9,175	8,246,132
3.000%	07/01/48	5,857	5,184,351
3.000%	08/01/49	566	504,863
3.000%	09/01/49	3,799	3,353,499
3.000%	11/01/49	137	120,203
3.000%	02/01/50	133	117,133
3.000%	02/01/50	237	208,074
3.000%	02/01/50	19,906	17,657,490
3.000%	05/01/50	24	20,861
3.000%	05/01/50	4,159	3,658,849
3.000%	07/01/50	126	109,598
3.000%	07/01/50	224	197,345
3.000%	07/01/50	732	645,077
3.000%	08/01/50	409	358,476
3.000%	08/01/50	661	579,599
3.000%	09/01/50	28	24,434
3.000%	09/01/50	4,773	4,186,160
3.000%	10/01/50	1,298	1,139,542
3.000%	05/01/51	3,128	2,738,826
3.000%	06/01/51	31	27,147
3.000%	07/01/51	10,066	8,799,215
3.000%	09/01/51	9,371	8,169,887
3.000%	10/01/51	7,333	6,381,765
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/51	9,144	$7,966,969
3.000%	12/01/51	73	63,906
3.000%	12/01/51	133	116,342
3.000%	12/01/51	1,921	1,670,993
3.000%	01/01/52	75	66,021
3.000%	01/01/52	26,303	22,830,260
3.000%	02/01/52	15,261	13,262,841
3.000%	03/01/52	56,667	49,234,493
3.000%	04/01/52	2,635	2,307,589
3.000%	04/01/52	94,573	82,044,715
3.500%	07/01/30	13	12,783
3.500%	08/01/30	74	72,496
3.500%	07/01/32	241	235,157
3.500%	08/01/32	66	65,133
3.500%	01/01/34	3	3,189
3.500%	01/01/34	6	5,915
3.500%	01/01/34	12	12,077
3.500%	01/01/34	19	18,697
3.500%	05/01/34	447	438,607
3.500%	07/01/34	20	19,840
3.500%	07/01/34	64	61,833
3.500%	08/01/34	82	79,177
3.500%	02/01/35	56	54,066
3.500%	09/01/37	47	45,150
3.500%	06/01/38	19	18,365
3.500%	10/01/41	5	4,824
3.500%	12/01/41	41	38,343
3.500%	03/01/42	101	93,755
3.500%	05/01/42	165	153,652
3.500%	06/01/42	70	65,229
3.500%	06/01/42	148	137,893
3.500%	07/01/42	19	18,048
3.500%	07/01/42	79	73,909
3.500%	07/01/42	321	299,509
3.500%	08/01/42	182	169,178
3.500%	09/01/42	309	287,944
3.500%	09/01/42	490	457,044
3.500%	09/01/42	2,544	2,371,444
3.500%	10/01/42	289	269,405
3.500%	11/01/42	46	43,174
3.500%	01/01/43	50	46,156
3.500%	01/01/43	346	321,950
3.500%	04/01/43	38	35,249
3.500%	05/01/43	483	449,821
3.500%	06/01/43	10	8,855
3.500%	06/01/43	196	182,609
3.500%	06/01/43	202	188,427
3.500%	07/01/43	17	15,834
3.500%	07/01/43	62	58,077
3.500%	07/01/43	74	68,772
3.500%	07/01/43	120	112,181
3.500%	07/01/43	357	333,044
3.500%	08/01/43	54	50,643
3.500%	08/01/43	56	51,667
3.500%	08/01/43	61	56,783
3.500%	09/01/43	26	24,667
3.500%	03/01/44	312	290,981

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/44	1,309	$1,219,967
3.500%	07/01/44	32	30,158
3.500%	04/01/45	—(r)	331
3.500%	04/01/45	10	9,258
3.500%	04/01/45	42	38,893
3.500%	04/01/45	470	437,637
3.500%	05/01/45	29	26,788
3.500%	07/01/45	57	52,573
3.500%	09/01/45	58	53,849
3.500%	11/01/45	12	10,782
3.500%	11/01/45	35	32,246
3.500%	12/01/45	103	95,600
3.500%	12/01/45	795	736,994
3.500%	01/01/46	21	19,641
3.500%	01/01/46	324	298,510
3.500%	03/01/46	3	2,740
3.500%	04/01/46	40	37,082
3.500%	05/01/46	107	99,754
3.500%	06/01/46	96	88,494
3.500%	06/01/46	365	337,033
3.500%	02/01/47	325	297,413
3.500%	02/01/47	1,817	1,693,309
3.500%	04/01/47	384	353,255
3.500%	08/01/47	51	46,258
3.500%	09/01/47	24	21,813
3.500%	10/01/47	103	94,029
3.500%	11/01/47	29	26,285
3.500%	12/01/47	3	3,123
3.500%	12/01/47	21	19,482
3.500%	01/01/48	132	122,968
3.500%	02/01/48	18	16,866
3.500%	02/01/48	589	537,637
3.500%	03/01/48	2,188	2,011,254
3.500%	07/01/48	15,049	14,000,049
3.500%	05/01/49	20	17,972
3.500%	06/01/49	559	511,122
3.500%	10/01/49	97	88,762
3.500%	01/01/50	4,441	4,051,946
3.500%	01/01/50	7,692	7,163,890
3.500%	05/01/50	147	134,432
3.500%	07/01/50	1,188	1,085,778
3.500%	08/01/50	147	134,364
3.500%	07/01/51	4,894	4,446,490
3.500%	02/01/52	26,751	24,304,441
3.500%	03/01/52	22,269	20,156,769
3.500%	04/01/52	34,578	31,235,759
3.500%	05/01/52	21	19,202
3.500%	05/01/52	157	141,674
3.500%	05/01/52	44,307	40,024,303
3.500%	06/01/52	24,524	22,247,063
3.500%	08/01/52	44	40,021
4.000%	11/01/31	16	15,337
4.000%	07/01/35	635	628,744
4.000%	06/01/39	136	131,920
4.000%	09/01/40	244	234,942
4.000%	11/01/40	31	29,798
4.000%	11/01/40	224	215,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	12/01/40	284	$269,436
4.000%	01/01/41	33	32,108
4.000%	01/01/41	186	178,893
4.000%	02/01/41	11	10,406
4.000%	02/01/41	20	19,448
4.000%	02/01/41	26	25,310
4.000%	02/01/41	43	41,500
4.000%	02/01/41	114	109,950
4.000%	02/01/41	392	376,964
4.000%	03/01/41	299	287,918
4.000%	04/01/41	100	96,447
4.000%	10/01/41	115	110,835
4.000%	11/01/41	105	100,802
4.000%	01/01/42	9	8,667
4.000%	01/01/42	143	137,219
4.000%	01/01/42	4,475	4,302,900
4.000%	02/01/42	15	14,798
4.000%	02/01/42	103	98,767
4.000%	02/01/42	158	152,191
4.000%	08/01/42	391	377,953
4.000%	01/01/43	7	6,821
4.000%	10/01/43	65	62,546
4.000%	03/01/44	98	93,662
4.000%	02/01/45	231	220,801
4.000%	03/01/45	93	88,960
4.000%	05/01/45	75	71,152
4.000%	07/01/45	39	37,350
4.000%	09/01/45	72	67,573
4.000%	09/01/45	1,311	1,260,440
4.000%	10/01/45	39	37,242
4.000%	10/01/45	2,359	2,268,834
4.000%	11/01/45	4	3,921
4.000%	12/01/45	63	58,876
4.000%	01/01/46	27	25,555
4.000%	02/01/46	33	31,645
4.000%	03/01/46	9	8,732
4.000%	03/01/46	235	225,786
4.000%	03/01/46	250	240,779
4.000%	04/01/46	36	34,101
4.000%	07/01/46	28	26,341
4.000%	09/01/46	62	57,743
4.000%	12/01/46	4	3,664
4.000%	02/01/47	1,491	1,411,556
4.000%	07/01/47	780	738,659
4.000%	09/01/47	245	231,004
4.000%	10/01/47	47	44,152
4.000%	10/01/47	909	861,488
4.000%	11/01/47	221	209,838
4.000%	12/01/47	53	50,090
4.000%	10/01/48	926	878,665
4.000%	11/01/48	181	171,185
4.000%	12/01/49	264	248,802
4.000%	08/01/51	3,463	3,240,980
4.000%	04/01/52	14,147	13,201,259
4.000%	05/01/52	37	34,622
4.000%	05/01/52	58,496	54,604,330
4.000%	06/01/52	31,492	29,396,493

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	08/01/52	8,019	$7,576,468
4.000%	04/01/53	8,017	7,495,348
4.500%	09/01/35	8	7,819
4.500%	03/01/39	64	63,601
4.500%	05/01/39	266	263,017
4.500%	06/01/39	34	33,475
4.500%	08/01/39	91	91,165
4.500%	09/01/39	110	109,028
4.500%	11/01/39	30	29,623
4.500%	12/01/39	158	155,603
4.500%	12/01/39	389	383,938
4.500%	03/01/40	4	3,564
4.500%	04/01/40	242	238,686
4.500%	07/01/40	27	26,573
4.500%	08/01/40	20	19,189
4.500%	09/01/40	281	277,485
4.500%	10/01/40	11	10,701
4.500%	11/01/40	404	398,150
4.500%	12/01/40	29	29,033
4.500%	12/01/40	45	44,415
4.500%	12/01/40	204	200,744
4.500%	12/01/40	396	390,758
4.500%	02/01/41	45	44,159
4.500%	02/01/41	47	46,803
4.500%	02/01/41	68	66,686
4.500%	02/01/41	124	122,229
4.500%	04/01/41	411	405,707
4.500%	05/01/41	5	4,654
4.500%	05/01/41	10	9,786
4.500%	05/01/41	383	377,253
4.500%	06/01/41	28	27,556
4.500%	06/01/41	32	31,997
4.500%	08/01/41	6	5,821
4.500%	10/01/41	5	5,016
4.500%	10/01/41	7	6,990
4.500%	11/01/41	6	6,128
4.500%	11/01/41	121	119,636
4.500%	04/01/42	52	50,976
4.500%	08/01/42	13	12,529
4.500%	09/01/42	9	8,766
4.500%	09/01/42	18	17,952
4.500%	10/01/42	72	71,003
4.500%	09/01/43	19	18,728
4.500%	11/01/43	16	16,138
4.500%	01/01/44	12	11,915
4.500%	01/01/44	32	31,645
4.500%	04/01/44	19	18,971
4.500%	06/01/44	22	21,699
4.500%	10/01/44	66	64,580
4.500%	02/01/45	16	15,522
4.500%	02/01/45	34	32,845
4.500%	10/01/45	38	36,915
4.500%	10/01/45	488	478,689
4.500%	02/01/46	58	57,252
4.500%	03/01/46	12	11,747
4.500%	03/01/46	56	55,417
4.500%	06/01/46	7	7,273
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/46	41	$39,690
4.500%	11/01/46	25	23,944
4.500%	12/01/46	32	30,912
4.500%	01/01/47	9	8,417
4.500%	01/01/47	13	13,107
4.500%	02/01/47	16	15,264
4.500%	05/01/47	83	81,607
4.500%	11/01/47	657	639,892
4.500%	06/01/48	351	340,976
4.500%	08/01/48	139	134,840
4.500%	12/01/48	487	473,620
4.500%	12/01/48	2,412	2,344,774
4.500%	09/01/49	2,331	2,267,797
4.500%	11/01/49	4	4,163
4.500%	01/01/50	121	117,629
4.500%	05/01/50	99	96,072
4.500%	05/01/52	1,082	1,036,522
4.500%	06/01/52	56,953	54,570,870
4.500%	07/01/52	29,022	27,807,941
4.500%	08/01/52	10,612	10,167,712
4.500%	09/01/52	1,926	1,845,786
5.000%	09/01/25	—(r)	8
5.000%	10/01/33	4	4,181
5.000%	11/01/33	1	1,017
5.000%	11/01/33	24	24,456
5.000%	04/01/34	3	2,605
5.000%	07/01/34	3	2,796
5.000%	10/01/34	1	1,502
5.000%	03/01/35	117	117,247
5.000%	04/01/35	13	13,382
5.000%	04/01/35	131	131,822
5.000%	05/01/35	15	15,074
5.000%	06/01/35	4	4,098
5.000%	06/01/35	7	7,404
5.000%	06/01/35	16	15,766
5.000%	07/01/35	1	885
5.000%	07/01/35	3	2,870
5.000%	07/01/35	4	3,849
5.000%	09/01/35	10	9,829
5.000%	10/01/35	25	24,969
5.000%	10/01/35	102	102,653
5.000%	10/01/35	214	215,823
5.000%	03/01/36	38	38,429
5.000%	12/01/36	4	3,561
5.000%	12/01/36	132	132,652
5.000%	07/01/37	2	2,372
5.000%	07/01/37	351	352,540
5.000%	02/01/38	13	13,492
5.000%	05/01/38	92	92,149
5.000%	06/01/39	11	11,391
5.000%	06/01/39	52	52,512
5.000%	06/01/40	26	25,757
5.000%	06/01/40	43	43,729
5.000%	06/01/40	59	59,728
5.000%	08/01/40	87	87,922
5.000%	04/01/41	184	185,967
5.000%	06/01/41	11	11,013

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/01/41	27	$27,411
5.000%	07/01/41	65	65,340
5.000%	08/01/41	4	4,449
5.000%	09/01/41	74	74,388
5.000%	10/01/41	45	45,365
5.000%	01/01/42	98	98,952
5.000%	02/01/42	40	40,739
5.000%	05/01/42	63	63,208
5.000%	07/01/42	134	135,328
5.000%	11/01/44	172	173,120
5.000%	07/01/45	468	472,559
5.000%	12/01/47	856	862,661
5.000%	02/01/49	509	509,606
5.000%	05/01/52	3,616	3,562,394
5.000%	06/01/52	11,217	11,034,213
5.000%	07/01/52	33,127	32,588,414
5.000%	08/01/52	897	884,518
5.000%	10/01/52	45	44,419
5.000%	10/01/52	3,167	3,112,757
5.298%(cc)	08/01/41	41	40,911
5.500%	TBA	13,500	13,470,453
5.500%	04/01/34	2	2,330
5.500%	09/01/34	50	50,865
5.500%	11/01/34	4	3,898
5.500%	12/01/34	13	13,324
5.500%	02/01/35	5	5,454
5.500%	04/01/35	9	9,218
5.500%	11/01/35	10	9,817
5.500%	11/01/35	48	49,040
5.500%	12/01/35	13	13,172
5.500%	12/01/35	59	60,332
5.500%	01/01/36	2	1,799
5.500%	01/01/36	15	15,219
5.500%	03/01/36	2	2,342
5.500%	03/01/36	3	2,852
5.500%	05/01/36	59	60,429
5.500%	05/01/36	123	125,907
5.500%	07/01/36	274	280,186
5.500%	11/01/36	1	1,158
5.500%	08/01/37	3	3,123
5.500%	08/01/37	13	13,412
5.500%	08/01/37	19	19,262
5.500%	08/01/37	74	76,064
5.500%	08/01/37	128	130,997
5.500%	08/01/37	140	143,017
5.500%	09/01/37	54	54,863
5.500%	02/01/38	19	19,167
5.500%	02/01/38	125	127,552
5.500%	09/01/38	72	73,335
5.500%	04/01/39	40	40,474
5.500%	05/01/39	42	42,432
5.500%	03/01/40	75	76,748
5.500%	09/01/41	—(r)	491
5.500%	09/01/41	122	123,975
5.500%	07/01/52	907	909,074
5.500%	08/01/52	213	213,367
5.500%	10/01/52	275	276,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	11/01/52	3,046	$3,062,960
5.500%	11/01/52	79,982	80,348,867
5.500%	12/01/52	14,147	14,165,170
5.500%	01/01/53	16,699	16,726,886
5.500%	03/01/53	1,137	1,137,215
6.000%	TBA	35,000	35,547,469
6.000%	11/01/32	3	2,974
6.000%	03/01/33	3	2,884
6.000%	04/01/33	3	3,138
6.000%	02/01/34	68	70,466
6.000%	08/01/34	2	2,434
6.000%	11/01/34	2	2,024
6.000%	11/01/34	129	133,019
6.000%	04/01/35	3	2,612
6.000%	04/01/35	3	2,820
6.000%	11/01/35	23	23,478
6.000%	12/01/35	4	4,635
6.000%	02/01/36	170	174,961
6.000%	04/01/36	—(r)	16
6.000%	05/01/36	40	41,542
6.000%	05/01/36	48	49,858
6.000%	06/01/36	5	5,432
6.000%	09/01/36	5	5,038
6.000%	09/01/36	336	346,048
6.000%	11/01/36	11	11,418
6.000%	12/01/36	2	2,172
6.000%	01/01/37	—(r)	17
6.000%	01/01/37	4	4,570
6.000%	02/01/37	4	3,687
6.000%	02/01/37	43	44,673
6.000%	03/01/37	19	19,757
6.000%	03/01/37	113	118,183
6.000%	03/01/37	281	293,111
6.000%	05/01/37	—(r)	86
6.000%	05/01/37	2	2,276
6.000%	06/01/37	5	5,718
6.000%	08/01/37	38	39,170
6.000%	08/01/37	214	220,802
6.000%	10/01/37	5	4,648
6.000%	02/01/38	14	14,279
6.000%	03/01/38	176	183,723
6.000%	04/01/38	6	6,666
6.000%	05/01/38	42	43,507
6.000%	08/01/38	6	6,331
6.000%	09/01/38	7	7,799
6.000%	10/01/38	36	37,000
6.000%	12/01/38	2	1,700
6.000%	04/01/39	2	2,550
6.000%	06/01/39	45	47,063
6.000%	09/01/39	209	217,772
6.000%	10/01/39	55	57,685
6.000%	01/01/40	2	2,317
6.000%	02/01/40	26	26,978
6.000%	10/01/40	47	49,148
6.000%	07/01/41	37	38,266
6.000%	09/01/52	8,348	8,504,898
6.000%	11/01/52	7,470	7,613,004

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	12/01/52	17,158	$17,512,474
6.000%	01/01/53	2,587	2,663,792
6.000%	02/01/53	2,883	2,967,961
6.000%	05/01/53	1,323	1,360,850
6.000%	08/01/54	2,852	2,921,667
6.000%	12/01/54	18,055	18,347,072
6.500%	07/01/32	1	1,548
6.500%	07/01/32	11	11,489
6.500%	07/01/32	19	19,981
6.500%	12/01/32	2	2,116
6.500%	12/01/32	5	4,865
6.500%	07/01/35	5	5,674
6.500%	12/01/35	48	49,874
6.500%	07/01/36	1	903
6.500%	07/01/36	191	198,158
6.500%	08/01/36	8	7,790
6.500%	08/01/36	32	33,224
6.500%	08/01/36	40	41,566
6.500%	09/01/36	21	21,761
6.500%	09/01/36	88	91,302
6.500%	10/01/36	2	2,464
6.500%	10/01/36	43	44,712
6.500%	11/01/36	2	2,297
6.500%	11/01/36	4	3,979
6.500%	12/01/36	1	1,179
6.500%	10/01/37	37	38,532
6.500%	10/01/37	142	149,670
6.500%	08/01/38	14	14,517
6.500%	06/01/39	11	11,417
6.500%	10/01/39	55	58,187
6.500%	05/01/40	50	51,509
6.500%	05/01/40	56	58,899
6.500%	01/01/53	4,380	4,531,072
6.758%(cc)	02/01/39	12	12,907
7.000%	01/01/31	—(r)	36
7.000%	04/01/32	—(r)	40
7.000%	04/01/37	14	15,034
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1	1,448
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.525% (Cap 9.849%, Floor 1.525%)
7.029%(c)	07/01/35	1	791
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
6.645%(c)	12/01/35	4	3,961
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.530%(c)	08/01/37	1	870
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
6.700%(c)	11/01/37	8	7,928
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.701%, Floor 1.800%)
6.635%(c)	01/01/42	31	32,291
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.810% (Cap 8.558%, Floor 1.810%)
7.115%(c)	12/01/40	44	$45,718
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.595%, Floor 1.818%)
6.713%(c)	02/01/42	7	7,132
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.871% (Cap 11.075%, Floor 1.871%)
7.811%(c)	08/01/36	2	2,389
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.807%(c)	12/01/35	1	1,314
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	205,102
Government National Mortgage Assoc.
1.500%	12/20/36	263	233,169
1.500%	01/20/37	355	314,139
1.500%	05/20/37	628	555,843
2.000%	10/20/50	1,088	890,072
2.000%	12/20/50	15,493	12,676,765
2.000%	01/20/51	7,914	6,475,297
2.000%	02/20/51	37,067	30,339,411
2.000%	03/20/51	2,266	1,854,383
2.000%	07/20/51	4,295	3,514,578
2.000%	08/20/51	5,048	4,130,520
2.000%	01/20/52	277	226,837
2.000%	03/20/52	1,113	911,088
2.500%	08/20/50	1,306	1,116,399
2.500%	03/20/51	9,600	8,191,986
2.500%	04/20/51	6,190	5,284,363
2.500%	05/20/51	6,250	5,333,204
2.500%	08/20/51	23,586	20,126,854
2.500%	09/20/51	62,898	53,674,335
2.500%	10/20/51	13,700	11,690,891
3.000%	10/15/42	15	13,228
3.000%	12/15/42	5	4,105
3.000%	05/15/43	12	11,230
3.000%	06/15/43	1	1,313
3.000%	07/15/43	29	25,968
3.000%	08/20/43	332	300,388
3.000%	09/20/43	316	285,931
3.000%	01/20/44	34	30,594
3.000%	02/20/44	111	100,565
3.000%	05/20/45	1,913	1,722,034
3.000%	10/20/45	124	111,576
3.000%	05/20/46	54	47,669
3.000%	05/20/46	111	98,587
3.000%	05/20/46	314	281,940
3.000%	06/20/46	137	123,560
3.000%	06/20/46	273	241,886
3.000%	07/20/46	73	64,212
3.000%	07/20/46	95	84,420
3.000%	07/20/46	150	132,430
3.000%	07/20/46	153	137,293
3.000%	07/20/46	325	287,464
3.000%	07/20/46	331	292,992
3.000%	08/20/46	91	80,309

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/20/46	139	$123,102
3.000%	08/20/46	152	134,681
3.000%	09/20/46	72	63,455
3.000%	09/20/46	81	72,000
3.000%	09/20/46	86	77,083
3.000%	10/20/46	2,683	2,409,080
3.000%	11/20/46	691	620,094
3.000%	09/20/47	10	9,216
3.000%	08/20/49	211	183,663
3.000%	10/20/49	457	398,589
3.000%	12/20/49	6	5,418
3.000%	01/20/50	11	9,175
3.000%	04/20/50	114	101,474
3.000%	05/20/50	942	818,219
3.000%	07/20/50	130	115,398
3.000%	07/20/50	215	186,650
3.000%	05/20/51	2,018	1,788,602
3.000%	06/20/51	780	690,856
3.000%	08/20/51	40,035	35,479,631
3.000%	09/20/51	35,600	31,549,181
3.000%	10/20/51	3,578	3,170,521
3.000%	11/20/51	24,101	21,385,129
3.500%	09/15/41	30	27,944
3.500%	11/15/41	20	19,076
3.500%	01/15/42	4	3,456
3.500%	01/15/42	64	59,782
3.500%	02/15/42	20	18,913
3.500%	03/15/42	74	69,208
3.500%	03/20/42	9	8,350
3.500%	05/15/42	21	20,189
3.500%	05/20/42	13	12,469
3.500%	06/15/42	15	13,978
3.500%	06/20/42	153	142,915
3.500%	07/15/42	7	6,200
3.500%	07/15/42	14	12,740
3.500%	07/15/42	27	25,207
3.500%	07/15/42	32	30,223
3.500%	08/20/42	257	240,671
3.500%	11/20/42	5	4,645
3.500%	12/20/42	134	124,601
3.500%	01/15/43	14	13,197
3.500%	01/20/43	27	24,885
3.500%	02/15/43	22	20,648
3.500%	02/20/43	9	8,374
3.500%	03/20/43	325	299,377
3.500%	03/20/43	1,542	1,438,493
3.500%	04/15/43	31	28,843
3.500%	04/20/43	43	40,248
3.500%	05/15/43	5	5,026
3.500%	05/20/43	819	764,106
3.500%	07/15/43	84	79,012
3.500%	08/20/43	10	9,082
3.500%	09/20/43	34	31,982
3.500%	10/15/43	5	4,829
3.500%	11/15/43	437	410,151
3.500%	12/15/43	117	110,026
3.500%	01/15/44	19	17,364
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/20/44	1	$1,170
3.500%	10/20/44	51	47,031
3.500%	02/15/45	56	52,845
3.500%	02/20/45	174	159,880
3.500%	07/20/45	97	90,185
3.500%	10/20/45	6	5,505
3.500%	02/20/46	19	17,766
3.500%	03/20/46	736	684,661
3.500%	04/20/46	9	8,117
3.500%	04/20/46	26	24,351
3.500%	05/20/46	3	2,358
3.500%	05/20/46	3	3,099
3.500%	05/20/46	5	4,695
3.500%	05/20/46	5	4,836
3.500%	05/20/46	7	6,450
3.500%	05/20/46	10	9,484
3.500%	05/20/46	66	60,857
3.500%	06/20/46	6	5,353
3.500%	06/20/46	7	6,248
3.500%	06/20/46	7	6,361
3.500%	06/20/46	7	6,896
3.500%	06/20/46	26	24,466
3.500%	06/20/46	1,842	1,705,737
3.500%	07/20/46	168	155,790
3.500%	07/20/46	532	493,785
3.500%	09/20/46	170	157,452
3.500%	10/20/46	1,971	1,824,688
3.500%	11/20/46	96	88,729
3.500%	07/20/47	53	49,349
3.500%	12/20/47	1,441	1,332,450
3.500%	02/20/48	58	54,109
3.500%	02/20/48	80	74,068
3.500%	08/20/48	886	817,153
3.500%	09/20/48	1,503	1,387,662
3.500%	12/20/49	1	906
3.500%	12/20/49	3	2,858
3.500%	12/20/49	4	3,617
3.500%	01/20/50	654	600,760
3.500%	03/20/50	1,214	1,124,533
3.500%	04/20/50	165	151,343
3.500%	05/20/50	248	228,029
3.500%	11/20/50	271	250,074
3.500%	10/20/51	9,178	8,438,449
3.500%	12/20/51	81,000	74,422,083
3.500%	01/20/52	16,113	14,793,265
3.500%	03/20/52	26,705	24,512,214
3.500%	04/20/52	1,631	1,496,994
4.000%	09/20/25	1	665
4.000%	11/20/25	2	2,102
4.000%	01/20/26	1	824
4.000%	01/20/40	102	98,278
4.000%	10/20/40	105	100,632
4.000%	02/15/41	3	2,405
4.000%	02/20/41	135	129,710
4.000%	03/15/41	2	2,209
4.000%	03/20/41	107	102,851
4.000%	05/20/41	213	204,289

A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/15/41	11	$10,765
4.000%	10/15/41	43	41,191
4.000%	10/15/41	48	46,242
4.000%	10/20/41	299	287,022
4.000%	11/20/41	41	39,767
4.000%	12/20/41	20	19,412
4.000%	04/20/42	11	10,829
4.000%	09/20/42	20	19,415
4.000%	11/20/42	17	16,705
4.000%	08/20/43	8	7,430
4.000%	01/20/44	37	35,771
4.000%	02/20/44	12	11,306
4.000%	03/20/45	1,177	1,125,880
4.000%	08/20/45	77	73,764
4.000%	09/20/45	832	794,946
4.000%	01/20/46	20	18,915
4.000%	05/20/46	24	22,710
4.000%	12/20/46	395	374,944
4.000%	01/15/47	8	7,927
4.000%	01/15/47	10	9,336
4.000%	06/20/47	810	768,241
4.000%	07/20/47	34	32,312
4.000%	09/20/47	770	729,284
4.000%	12/20/47	182	172,020
4.000%	01/20/48	268	253,126
4.000%	01/20/48	1,196	1,128,707
4.000%	02/20/49	176	165,896
4.000%	05/20/49	74	70,124
4.000%	10/20/50	1,651	1,558,971
4.000%	04/20/52	5,330	4,998,313
4.000%	06/20/52	35,412	33,199,161
4.000%	08/20/52	14,952	14,028,890
4.500%	04/20/35	5	4,884
4.500%	05/15/39	3	2,809
4.500%	08/15/39	19	18,437
4.500%	09/15/39	97	95,456
4.500%	09/20/39	1	1,293
4.500%	10/15/39	8	7,475
4.500%	11/15/39	4	3,668
4.500%	11/15/39	6	5,986
4.500%	11/20/39	28	27,597
4.500%	02/15/40	12	11,384
4.500%	02/20/40	244	240,412
4.500%	03/15/40	25	24,551
4.500%	05/20/40	461	453,865
4.500%	06/15/40	1	1,150
4.500%	06/15/40	10	9,482
4.500%	06/15/40	11	10,621
4.500%	06/15/40	36	35,130
4.500%	06/15/40	109	107,394
4.500%	07/15/40	1	965
4.500%	07/15/40	3	2,857
4.500%	08/15/40	16	15,609
4.500%	09/15/40	51	50,274
4.500%	09/20/40	116	113,728
4.500%	10/15/40	5	5,001
4.500%	11/20/40	62	60,599
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/20/40	278	$273,628
4.500%	01/20/41	12	11,793
4.500%	02/20/41	273	268,527
4.500%	03/15/41	44	43,039
4.500%	03/20/41	306	301,063
4.500%	05/20/41	1	750
4.500%	05/20/41	20	19,754
4.500%	06/20/41	3	3,406
4.500%	07/20/41	38	36,892
4.500%	08/20/41	235	230,672
4.500%	11/20/41	616	605,730
4.500%	02/20/42	1	902
4.500%	05/20/42	6	6,015
4.500%	06/20/43	1	1,129
4.500%	06/20/44	1	1,060
4.500%	10/20/44	1	1,025
4.500%	01/20/45	1	943
4.500%	09/15/45	184	180,174
4.500%	01/20/46	135	131,771
4.500%	03/20/46	2	1,576
4.500%	05/20/46	1	1,180
4.500%	07/20/46	54	52,423
4.500%	08/20/46	90	88,246
4.500%	09/20/46	75	72,568
4.500%	11/20/46	70	68,411
4.500%	01/20/47	198	194,074
4.500%	03/20/47	139	135,584
4.500%	08/20/48	294	286,402
4.500%	09/20/48	45	43,676
4.500%	04/20/49	26	24,833
4.500%	09/20/49	353	339,850
4.500%	07/20/52	2,555	2,458,306
4.500%	08/20/52	71,394	68,588,800
4.500%	10/20/52	3,305	3,173,811
4.500%	04/20/53	1,208	1,163,182
5.000%	01/20/33	1	519
5.000%	05/20/33	3	3,303
5.000%	11/15/33	1	1,376
5.000%	03/20/34	—(r)	363
5.000%	05/15/34	65	64,450
5.000%	12/20/34	3	2,756
5.000%	02/20/35	2	2,369
5.000%	03/20/35	2	1,997
5.000%	06/20/35	—(r)	376
5.000%	08/20/35	2	1,795
5.000%	12/20/35	2	2,461
5.000%	01/20/36	1	739
5.000%	03/20/36	3	3,341
5.000%	04/15/39	3	2,546
5.000%	04/20/39	3	2,859
5.000%	07/20/39	43	43,456
5.000%	08/15/39	3	3,212
5.000%	09/15/39	35	35,761
5.000%	10/15/39	7	6,823
5.000%	10/15/39	25	24,782
5.000%	10/20/39	2	2,186
5.000%	12/15/39	5	4,582

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/15/40	4	$3,925
5.000%	02/15/40	68	68,602
5.000%	02/15/40	70	70,694
5.000%	04/15/40	32	31,905
5.000%	05/20/40	180	182,737
5.000%	06/15/40	21	21,147
5.000%	06/15/40	28	28,214
5.000%	06/20/40	130	131,942
5.000%	07/15/40	3	2,965
5.000%	08/15/40	7	7,158
5.000%	08/20/40	100	100,934
5.000%	09/15/40	5	5,391
5.000%	09/15/40	6	6,043
5.000%	09/20/40	65	65,464
5.000%	10/20/40	21	21,189
5.000%	11/20/40	11	11,283
5.000%	03/20/41	132	133,496
5.000%	06/20/41	7	7,207
5.000%	08/20/41	145	146,708
5.000%	08/20/42	1	1,212
5.000%	11/20/42	8	8,357
5.000%	06/20/47	159	159,398
5.000%	07/20/47	27	27,433
5.000%	08/20/47	10	10,387
5.000%	10/20/47	19	18,908
5.000%	11/20/47	99	98,705
5.000%	02/20/48	17	17,330
5.000%	04/20/48	64	64,430
5.000%	05/20/48	6	5,804
5.000%	06/20/48	20	19,655
5.000%	06/20/48	105	104,685
5.000%	09/20/48	629	626,646
5.000%	12/20/48	463	461,273
5.000%	05/20/49	31	30,756
5.000%	08/20/52	4,602	4,550,960
5.000%	09/20/52	3,087	3,051,794
5.000%	10/20/52	1,560	1,537,336
5.000%	11/20/52	790	778,673
5.000%	12/20/52	621	613,891
5.000%	03/20/53	2,426	2,389,209
5.500%	10/20/32	—(r)	413
5.500%	03/20/34	1	1,427
5.500%	01/20/36	282	289,788
5.500%	08/20/38	4	4,187
5.500%	03/20/48	150	153,511
5.500%	04/20/48	113	115,736
5.500%	05/20/48	101	103,560
5.500%	09/20/48	1	1,252
5.500%	10/20/48	31	31,037
5.500%	11/20/48	148	150,557
5.500%	12/20/48	518	528,408
5.500%	01/20/49	128	129,453
5.500%	03/20/49	157	159,612
5.500%	04/20/49	9	8,907
5.500%	06/20/52	226	227,913
6.000%	12/20/38	442	462,312
6.000%	05/15/40	128	134,180
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	02/20/53	10,959	$11,193,795
6.000%	04/20/53	9,068	9,261,260
6.000%	10/20/54	22,542	22,886,184
6.500%	07/20/54	17,500	17,936,797
6.500%	08/20/54	16,498	16,892,505
7.000%	02/20/29	4	4,041
8.500%	06/15/26	—(r)	95
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	90	72,980
Tennessee Valley Authority Generic Strips
4.083%(s)	03/15/33	205	141,041
4.148%(s)	09/15/30	240	184,670

Total U.S. Government Agency Obligations (cost $3,238,853,660)			3,212,963,234
U.S. Treasury Obligations — 4.5%
U.S. Treasury Bonds
1.625%	11/15/50(k)	105,220	57,262,697
2.375%	11/15/49(k)(kk)	87,100	57,608,484
3.375%	08/15/42	13,510	11,582,714
3.875%	02/15/43	14,380	13,162,194
4.000%	11/15/42	50,095	46,729,242
4.000%	11/15/52	31,100	28,048,312
4.250%	02/15/54	28,770	27,111,230
4.375%	08/15/43	13,915	13,562,777
4.500%	02/15/44	43,675	43,156,359
4.500%	11/15/54	32,065	31,594,045
4.750%	11/15/43(h)	57,960	59,218,819
U.S. Treasury Notes
4.125%	08/31/30	50,020	50,332,625
4.125%	03/31/32	44,570	44,688,389
4.375%	01/31/32(h)	1,065	1,083,804
4.625%	09/30/28	24,235	24,799,221
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42(h)	1,060	456,227

Total U.S. Treasury Obligations (cost $517,879,467)			510,397,139

	Shares
Common Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*	313,445	2,037,393
(cost $380,103)
Preferred Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^	20,412	232,774
(cost $72,070)

Total Long-Term Investments (cost $11,405,439,156)		11,502,766,717

A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Short-Term Investments — 2.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	111,009,334	$111,009,334
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $161,057,539; includes $160,427,829 of cash collateral for securities on loan)(b)(wb)	161,185,821	161,089,110

Total Short-Term Investments (cost $272,066,873)		272,098,444

TOTAL INVESTMENTS—103.5% (cost $11,677,506,029)		11,774,865,161

Liabilities in excess of other assets(z) — (3.5)%		(399,276,757)

Net Assets — 100.0%		$11,375,588,404

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,419,011 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,101,519; cash collateral of $160,427,829 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	$(7,500)		$(6,987,842)
Federal National Mortgage Assoc.	4.000%	TBA	05/13/25	(6,000)		(5,581,602)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(20,500)		(19,598,773)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $32,146,426)						$(32,168,217)

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,151	2 Year U.S. Treasury Notes	Jun. 2025	$652,798,581	$2,869,679
320	10 Year U.S. Treasury Notes	Jun. 2025	35,590,000	(25,107)
120	10 Year U.S. Ultra Treasury Notes	Jun. 2025	13,695,000	(19,201)
1,930	20 Year U.S. Treasury Bonds	Jun. 2025	226,352,813	2,666,549
2,807	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	343,155,750	5,728,674
				11,220,594
Short Positions:
404	5 Year Euro-Bobl	Jun. 2025	51,455,996	489,250
3,721	5 Year U.S. Treasury Notes	Jun. 2025	402,449,406	(2,074,556)
117	10 Year Euro-Bund	Jun. 2025	16,298,554	446,481
				(1,138,825)
				$10,081,769
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	SSB	GBP	16,633	$21,548,010	$21,485,422	$—	$(62,588)
Canadian Dollar,
Expiring 04/02/25	JPM	CAD	4,603	3,224,012	3,198,738	—	(25,274)
Euro,
Expiring 04/02/25	SSB	EUR	101,470	109,906,895	109,730,726	—	(176,169)
				$134,678,917	$134,414,886	—	(264,031)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	TD	GBP	16,633	$21,005,985	$21,485,423	$—	$(479,438)
Expiring 05/02/25	SSB	GBP	16,633	21,546,435	21,484,082	62,353	—
Canadian Dollar,
Expiring 04/02/25	BNP	CAD	4,603	3,244,035	3,198,738	45,297	—
Expiring 05/02/25	JPM	CAD	4,603	3,228,705	3,203,442	25,263	—
Euro,
Expiring 04/02/25	JPM	EUR	1,591	1,652,648	1,720,827	—	(68,179)
Expiring 04/02/25	MSI	EUR	4,409	4,643,025	4,768,174	—	(125,149)
Expiring 04/02/25	SSB	EUR	93,254	97,808,979	100,846,540	—	(3,037,561)
Expiring 04/02/25	SSB	EUR	2,215	2,330,786	2,395,185	—	(64,399)
A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/25	SSB	EUR	101,470	$110,084,670	$109,909,319	$175,351	$—
				$265,545,268	$269,011,730	308,264	(3,774,726)
						$308,264	$(4,038,757)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/30	1.000%(Q)	2,000	$406,861	$55	$406,806	MSI
Dominican Republic (D01)	06/20/30	1.000%(Q)	2,000	90,716	55	90,661	MSI
Emirate of Abu Dhabi (D01)	06/20/30	1.000%(Q)	2,000	(55,617)	55	(55,672)	MSI
Federal Republic of Nigeria (D01)	06/20/30	1.000%(Q)	2,000	391,909	55	391,854	MSI
Federation of Malaysia (D01)	06/20/30	1.000%(Q)	3,000	(64,979)	83	(65,062)	MSI
Federative Republic of Brazil (D01)	06/20/30	1.000%(Q)	9,000	351,836	249	351,587	MSI
Kingdom of Bahrain (D01)	06/20/30	1.000%(Q)	2,000	88,732	55	88,677	MSI
Kingdom of Morocco (D01)	06/20/30	1.000%(Q)	2,000	17,777	55	17,722	MSI
Kingdom of Saudi Arabia (D01)	06/20/30	1.000%(Q)	5,000	(68,293)	138	(68,431)	MSI
People’s Republic of China (D01)	06/20/30	1.000%(Q)	9,000	(199,154)	249	(199,403)	MSI
Republic of Argentina (D01)	06/20/30	1.000%(Q)	2,000	685,349	55	685,294	MSI
Republic of Chile (D01)	06/20/30	1.000%(Q)	6,000	(113,458)	166	(113,624)	MSI
Republic of Colombia (D01)	06/20/30	1.000%(Q)	7,000	396,273	193	396,080	MSI
Republic of Indonesia (D01)	06/20/30	1.000%(Q)	8,000	(19,133)	221	(19,354)	MSI
Republic of Ivory Coast (D01)	06/20/30	1.000%(Q)	2,000	253,372	55	253,317	MSI
Republic of Panama (D01)	06/20/30	1.000%(Q)	2,000	106,529	55	106,474	MSI
Republic of Peru (D01)	06/20/30	1.000%(Q)	3,000	(14,495)	83	(14,578)	MSI
Republic of Philippines (D01)	06/20/30	1.000%(Q)	3,000	(33,384)	83	(33,467)	MSI
Republic of South Africa (D01)	06/20/30	1.000%(Q)	9,000	515,547	249	515,298	MSI
Republic of Turkey (D01)	06/20/30	1.000%(Q)	9,000	847,028	249	846,779	MSI
Sultanate of Oman (D01)	06/20/30	1.000%(Q)	2,000	13,829	55	13,774	MSI
United Mexican States (D01)	06/20/30	1.000%(Q)	9,000	147,506	249	147,257	MSI
Arab Republic of Egypt (D02)	06/20/30	1.000%(Q)	2,000	406,861	55	406,806	BARC
Dominican Republic (D02)	06/20/30	1.000%(Q)	2,000	90,716	55	90,661	BARC
Emirate of Abu Dhabi (D02)	06/20/30	1.000%(Q)	2,000	(55,617)	55	(55,672)	BARC
Federal Republic of Nigeria (D02)	06/20/30	1.000%(Q)	2,000	391,909	55	391,854	BARC
Federation of Malaysia (D02)	06/20/30	1.000%(Q)	3,000	(64,979)	83	(65,062)	BARC
Federative Republic of Brazil (D02)	06/20/30	1.000%(Q)	9,000	351,836	249	351,587	BARC
Kingdom of Bahrain (D02)	06/20/30	1.000%(Q)	2,000	88,732	55	88,677	BARC
Kingdom of Morocco (D02)	06/20/30	1.000%(Q)	2,000	17,777	55	17,722	BARC
Kingdom of Saudi Arabia (D02)	06/20/30	1.000%(Q)	5,000	(68,293)	138	(68,431)	BARC
People’s Republic of China (D02)	06/20/30	1.000%(Q)	9,000	(199,154)	249	(199,403)	BARC
Republic of Argentina (D02)	06/20/30	1.000%(Q)	2,000	685,349	55	685,294	BARC
Republic of Chile (D02)	06/20/30	1.000%(Q)	6,000	(113,458)	166	(113,624)	BARC
Republic of Colombia (D02)	06/20/30	1.000%(Q)	7,000	396,273	193	396,080	BARC
Republic of Indonesia (D02)	06/20/30	1.000%(Q)	8,000	(19,133)	221	(19,354)	BARC
A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Ivory Coast (D02)	06/20/30	1.000%(Q)	2,000	$253,372	$55	$253,317	BARC
Republic of Panama (D02)	06/20/30	1.000%(Q)	2,000	106,529	55	106,474	BARC
Republic of Peru (D02)	06/20/30	1.000%(Q)	3,000	(14,495)	83	(14,578)	BARC
Republic of Philippines (D02)	06/20/30	1.000%(Q)	3,000	(33,384)	83	(33,467)	BARC
Republic of South Africa (D02)	06/20/30	1.000%(Q)	9,000	515,547	249	515,298	BARC
Republic of Turkey (D02)	06/20/30	1.000%(Q)	9,000	847,028	249	846,779	BARC
Sultanate of Oman (D02)	06/20/30	1.000%(Q)	2,000	13,829	55	13,774	BARC
United Mexican States (D02)	06/20/30	1.000%(Q)	9,000	147,506	249	147,257	BARC
Arab Republic of Egypt (D03)	06/20/30	1.000%(Q)	2,000	406,861	55	406,806	GSI
Dominican Republic (D03)	06/20/30	1.000%(Q)	2,000	90,716	55	90,661	GSI
Emirate of Abu Dhabi (D03)	06/20/30	1.000%(Q)	2,000	(55,617)	55	(55,672)	GSI
Federal Republic of Nigeria (D03)	06/20/30	1.000%(Q)	2,000	391,909	55	391,854	GSI
Federation of Malaysia (D03)	06/20/30	1.000%(Q)	3,000	(64,979)	83	(65,062)	GSI
Federative Republic of Brazil (D03)	06/20/30	1.000%(Q)	9,000	351,836	249	351,587	GSI
Kingdom of Bahrain (D03)	06/20/30	1.000%(Q)	2,000	88,732	55	88,677	GSI
Kingdom of Morocco (D03)	06/20/30	1.000%(Q)	2,000	17,777	55	17,722	GSI
Kingdom of Saudi Arabia (D03)	06/20/30	1.000%(Q)	5,000	(68,293)	138	(68,431)	GSI
People’s Republic of China (D03)	06/20/30	1.000%(Q)	9,000	(199,154)	249	(199,403)	GSI
Republic of Argentina (D03)	06/20/30	1.000%(Q)	2,000	685,349	55	685,294	GSI
Republic of Chile (D03)	06/20/30	1.000%(Q)	6,000	(113,458)	166	(113,624)	GSI
Republic of Colombia (D03)	06/20/30	1.000%(Q)	7,000	396,273	193	396,080	GSI
Republic of Indonesia (D03)	06/20/30	1.000%(Q)	8,000	(19,133)	221	(19,354)	GSI
Republic of Ivory Coast (D03)	06/20/30	1.000%(Q)	2,000	253,372	55	253,317	GSI
Republic of Panama (D03)	06/20/30	1.000%(Q)	2,000	106,529	55	106,474	GSI
Republic of Peru (D03)	06/20/30	1.000%(Q)	3,000	(14,495)	83	(14,578)	GSI
Republic of Philippines (D03)	06/20/30	1.000%(Q)	3,000	(33,384)	83	(33,467)	GSI
Republic of South Africa (D03)	06/20/30	1.000%(Q)	9,000	515,547	249	515,298	GSI
Republic of Turkey (D03)	06/20/30	1.000%(Q)	9,000	847,028	249	846,779	GSI
Sultanate of Oman (D03)	06/20/30	1.000%(Q)	2,000	13,829	55	13,774	GSI
United Mexican States (D03)	06/20/30	1.000%(Q)	9,000	147,506	249	147,257	GSI
Arab Republic of Egypt (D04)	06/20/30	1.000%(Q)	2,000	406,862	277	406,585	MSI
Dominican Republic (D04)	06/20/30	1.000%(Q)	2,000	90,716	277	90,439	MSI
Emirate of Abu Dhabi (D04)	06/20/30	1.000%(Q)	2,000	(55,616)	277	(55,893)	MSI
Federal Republic of Nigeria (D04)	06/20/30	1.000%(Q)	2,000	391,909	277	391,632	MSI
Federation of Malaysia (D04)	06/20/30	1.000%(Q)	3,000	(64,979)	415	(65,394)	MSI
Federative Republic of Brazil (D04)	06/20/30	1.000%(Q)	9,000	351,836	1,245	350,591	MSI
Kingdom of Bahrain (D04)	06/20/30	1.000%(Q)	2,000	88,733	277	88,456	MSI
Kingdom of Morocco (D04)	06/20/30	1.000%(Q)	2,000	17,777	277	17,500	MSI
Kingdom of Saudi Arabia (D04)	06/20/30	1.000%(Q)	5,000	(68,293)	692	(68,985)	MSI
People’s Republic of China (D04)	06/20/30	1.000%(Q)	9,000	(199,155)	1,245	(200,400)	MSI
Republic of Argentina (D04)	06/20/30	1.000%(Q)	2,000	685,349	277	685,072	MSI
Republic of Chile (D04)	06/20/30	1.000%(Q)	6,000	(113,459)	830	(114,289)	MSI
Republic of Colombia (D04)	06/20/30	1.000%(Q)	7,000	396,274	969	395,305	MSI
Republic of Indonesia (D04)	06/20/30	1.000%(Q)	8,000	(19,134)	1,107	(20,241)	MSI
Republic of Ivory Coast (D04)	06/20/30	1.000%(Q)	2,000	253,372	277	253,095	MSI
Republic of Panama (D04)	06/20/30	1.000%(Q)	2,000	106,530	277	106,253	MSI
Republic of Peru (D04)	06/20/30	1.000%(Q)	3,000	(14,495)	415	(14,910)	MSI
Republic of Philippines (D04)	06/20/30	1.000%(Q)	3,000	(33,384)	415	(33,799)	MSI
Republic of South Africa (D04)	06/20/30	1.000%(Q)	9,000	515,546	1,245	514,301	MSI
A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D04)	06/20/30	1.000%(Q)	9,000	$847,027	$1,245	$845,782	MSI
Sultanate of Oman (D04)	06/20/30	1.000%(Q)	2,000	13,829	277	13,552	MSI
United Mexican States (D04)	06/20/30	1.000%(Q)	9,000	147,505	1,245	146,260	MSI
Arab Republic of Egypt (D05)	06/20/30	1.000%(Q)	4,000	813,723	665	813,058	GSI
Dominican Republic (D05)	06/20/30	1.000%(Q)	4,000	181,433	665	180,768	GSI
Emirate of Abu Dhabi (D05)	06/20/30	1.000%(Q)	4,000	(111,233)	665	(111,898)	GSI
Federal Republic of Nigeria (D05)	06/20/30	1.000%(Q)	4,000	783,819	665	783,154	GSI
Federation of Malaysia (D05)	06/20/30	1.000%(Q)	6,000	(129,958)	997	(130,955)	GSI
Federative Republic of Brazil (D05)	06/20/30	1.000%(Q)	18,000	703,672	2,991	700,681	GSI
Kingdom of Bahrain (D05)	06/20/30	1.000%(Q)	4,000	177,465	665	176,800	GSI
Kingdom of Morocco (D05)	06/20/30	1.000%(Q)	4,000	35,555	665	34,890	GSI
Kingdom of Saudi Arabia (D05)	06/20/30	1.000%(Q)	10,000	(136,587)	1,661	(138,248)	GSI
People’s Republic of China (D05)	06/20/30	1.000%(Q)	18,000	(398,309)	2,991	(401,300)	GSI
Republic of Argentina (D05)	06/20/30	1.000%(Q)	4,000	1,370,699	665	1,370,034	GSI
Republic of Chile (D05)	06/20/30	1.000%(Q)	12,000	(226,916)	1,994	(228,910)	GSI
Republic of Colombia (D05)	06/20/30	1.000%(Q)	14,000	792,548	2,326	790,222	GSI
Republic of Indonesia (D05)	06/20/30	1.000%(Q)	16,000	(38,267)	2,658	(40,925)	GSI
Republic of Ivory Coast (D05)	06/20/30	1.000%(Q)	4,000	506,745	665	506,080	GSI
Republic of Panama (D05)	06/20/30	1.000%(Q)	4,000	213,059	665	212,394	GSI
Republic of Peru (D05)	06/20/30	1.000%(Q)	6,000	(28,990)	997	(29,987)	GSI
Republic of Philippines (D05)	06/20/30	1.000%(Q)	6,000	(66,767)	997	(67,764)	GSI
Republic of South Africa (D05)	06/20/30	1.000%(Q)	18,000	1,031,093	2,991	1,028,102	GSI
Republic of Turkey (D05)	06/20/30	1.000%(Q)	18,000	1,694,056	2,991	1,691,065	GSI
Sultanate of Oman (D05)	06/20/30	1.000%(Q)	4,000	27,659	665	26,994	GSI
United Mexican States (D05)	06/20/30	1.000%(Q)	18,000	295,012	2,991	292,021	GSI
Arab Republic of Egypt (D06)	06/20/30	1.000%(Q)	2,000	406,861	332	406,529	GSI
Dominican Republic (D06)	06/20/30	1.000%(Q)	2,000	90,716	332	90,384	GSI
Emirate of Abu Dhabi (D06)	06/20/30	1.000%(Q)	2,000	(55,617)	332	(55,949)	GSI
Federal Republic of Nigeria (D06)	06/20/30	1.000%(Q)	2,000	391,909	332	391,577	GSI
Federation of Malaysia (D06)	06/20/30	1.000%(Q)	3,000	(64,980)	498	(65,478)	GSI
Federative Republic of Brazil (D06)	06/20/30	1.000%(Q)	9,000	351,836	1,495	350,341	GSI
Kingdom of Bahrain (D06)	06/20/30	1.000%(Q)	2,000	88,732	332	88,400	GSI
Kingdom of Morocco (D06)	06/20/30	1.000%(Q)	2,000	17,777	332	17,445	GSI
Kingdom of Saudi Arabia (D06)	06/20/30	1.000%(Q)	5,000	(68,293)	831	(69,124)	GSI
People’s Republic of China (D06)	06/20/30	1.000%(Q)	9,000	(199,155)	1,495	(200,650)	GSI
Republic of Argentina (D06)	06/20/30	1.000%(Q)	2,000	685,349	332	685,017	GSI
Republic of Chile (D06)	06/20/30	1.000%(Q)	6,000	(113,458)	997	(114,455)	GSI
Republic of Colombia (D06)	06/20/30	1.000%(Q)	7,000	396,274	1,163	395,111	GSI
Republic of Indonesia (D06)	06/20/30	1.000%(Q)	8,000	(19,134)	1,329	(20,463)	GSI
Republic of Ivory Coast (D06)	06/20/30	1.000%(Q)	2,000	253,372	332	253,040	GSI
Republic of Panama (D06)	06/20/30	1.000%(Q)	2,000	106,529	332	106,197	GSI
Republic of Peru (D06)	06/20/30	1.000%(Q)	3,000	(14,495)	498	(14,993)	GSI
Republic of Philippines (D06)	06/20/30	1.000%(Q)	3,000	(33,384)	498	(33,882)	GSI
Republic of South Africa (D06)	06/20/30	1.000%(Q)	9,000	515,546	1,495	514,051	GSI
Republic of Turkey (D06)	06/20/30	1.000%(Q)	9,000	847,028	1,495	845,533	GSI
Sultanate of Oman (D06)	06/20/30	1.000%(Q)	2,000	13,829	332	13,497	GSI
United Mexican States (D06)	06/20/30	1.000%(Q)	9,000	147,505	1,495	146,010	GSI
				$26,213,261	$71,968	$26,141,293

A53

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D01)	06/20/30	1.000%(Q)	100,000		1.846%		$(3,780,025)		$(22,647)		$(3,757,378)		MSI
CDX.EM.43.V1 (D02)	06/20/30	1.000%(Q)	100,000		1.846%		(3,780,026)		(32,590)		(3,747,436)		BARC
CDX.EM.43.V1 (D03)	06/20/30	1.000%(Q)	100,000		1.846%		(3,780,026)		(32,590)		(3,747,436)		GSI
CDX.EM.43.V1 (D04)	06/20/30	1.000%(Q)	100,000		1.846%		(3,780,025)		(43,728)		(3,736,297)		MSI
CDX.EM.43.V1 (D05)	06/20/30	1.000%(Q)	200,000		1.846%		(7,560,050)		(93,040)		(7,467,010)		GSI
CDX.EM.43.V1 (D06)	06/20/30	1.000%(Q)	100,000		1.846%		(3,780,025)		(46,520)		(3,733,505)		GSI
							$(26,460,177)		$(271,115)		$(26,189,062)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D06).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	31,169	*	$41,864	$(15,050)	$56,914	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(275,102)	$(204,713)	$(70,389)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	4,260	559	(536)	1,095	BARC
					$(274,543)	$(205,249)	$(69,294)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	10,780	0.269%	$60,078	$55,859	$4,219	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	3,835	*	1,598	—	1,598	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	3,065	*	10,368	—	10,368	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	10,780	0.245%	61,970	56,630	5,340	GSI
Hellenic Republic	06/20/25	1.000%(Q)	5,000	0.080%	11,907	9,894	2,013	BARC
Hellenic Republic	06/20/27	1.000%(Q)	2,875	0.239%	47,830	44,543	3,287	BARC
Hellenic Republic	12/20/27	1.000%(Q)	2,160	0.305%	39,731	37,179	2,552	BARC
Kingdom of Norway	12/20/25	—%(Q)	27,580	0.036%	(7,203)	(9,832)	2,629	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	7,230	0.066%	17,443	15,211	2,232	BARC
Morgan Stanley	12/20/25	1.000%(Q)	10,780	0.255%	61,232	55,859	5,373	GSI
Pacific Life Global Funding II	08/20/35	2.500%(Q)	4,600	2.523%	(4,504)	(17)	(4,487)	GSI
A54

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/25	1.000%(Q)	4,120	2.636%	$(13,569)	$(4,923)	$(8,646)	MSI
Petroleos Mexicanos	12/24/25	3.750%(Q)	8,626	2.789%	66,808	—	66,808	GSI
Petroleos Mexicanos^	03/23/26	4.100%(Q)	12,000	*	131,913	—	131,913	GSI
Petroleos Mexicanos^	05/07/26	4.750%(Q)	23,000	*	448,724	—	448,724	GSI
Republic of Italy	06/20/25	1.000%(Q)	12,655	0.085%	29,977	26,605	3,372	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)	9,990	1.326%	(35,458)	(59,996)	24,538	GSI
					$928,845	$227,012	$701,833

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)		Value at Trade Date		Value at March 31, 2025		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	28,560		3.771%		$1,681,591		$1,520,175		$(161,416)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	222,189		0.614%		4,382,888		4,086,171		(296,717)
							$6,064,479		$5,606,346		$(458,133)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A55

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreement outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 4.410%	$—	$(901,392)	$(901,392)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	BOA	08/21/25	87,160	$1,956,469	$—	$1,956,469
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A56